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                                                         Fortis bond funds
                                                         semiannual report
                                                         January 31, 2001


                                                         Fortis Financial Group

Fortis U.S. Government Securities Fund
Fortis High Yield Fund
Fortis Strategic Income Fund

FORTIS BOND FUNDS SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     U.S. GOVERNMENT                                              4
     STRATEGIC INCOME                                             6
     HIGH YIELD PORTFOLIO                                        11

  STATEMENTS OF ASSETS AND LIABILITIES                           15

  STATEMENTS OF OPERATIONS                                       16

  STATEMENTS OF CHANGES IN NET ASSETS
     U.S. GOVERNMENT                                             17
     STRATEGIC INCOME                                            18
     HIGH YIELD PORTFOLIO                                        19

  NOTES TO FINANCIAL STATEMENTS                                  20

  DIRECTORS AND OFFICERS                                         29

- TOLL-FREE PERSONAL ASSISTANCE

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 - (800) 800-2000, Ext. 3012

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- TOLL-FREE INFORMATION LINE

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   transaction activity or net asset
   value information

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 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT WWW.FFG.US.FORTIS.COM.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2001

                                                 CLASS A    CLASS B    CLASS C    CLASS E    CLASS H
                                                 -------    -------    -------    -------    -------
U.S. GOVERNMENT SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................     $8.86      $8.83      $8.83      $8.86      $8.83
  End of period..............................     $9.30      $9.28      $9.28      $9.30      $9.27
DISTRIBUTIONS PER SHARE
  From net investment income.................     $.267      $.235      $.235      $.279      $.235

STRATEGIC INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................     $8.82      $8.82      $8.83         --      $8.82
  End of period..............................     $8.91      $8.91      $8.91         --      $8.91
DISTRIBUTIONS PER SHARE
  From net investment income.................     $.359      $.329      $.330         --      $.330

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................     $6.06      $6.06      $6.05         --      $6.06
  End of period..............................     $5.92      $5.92      $5.91         --      $5.92
DISTRIBUTIONS PER SHARE
  From net investment income.................     $.302      $.281      $.281         --      $.281

PORTFOLIO COMPOSITION BY SECTOR AS OF 1/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                              39.9%
U.S. Treasury Securities            14.2%
Other Direct Federal Obligations    13.2%
Corporate Bonds - Investment Grade  10.8%
GNMA's                              10.2%
FHLMC's                              7.8%
Cash Equivalents/Receivables         3.9%

TOP 10 HOLDINGS AS OF 1/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Federal Home Loan Bank (7.31%) 2004                    12.2%
 2.  U.S. Treasury Bond (8.00%) 2021                         5.0%
 3.  FHLMC (7.00%) 2010                                      4.1%
 4.  GNMA (7.00%) 2028                                       3.9%
 5.  FNMA (6.00%) 2029                                       3.8%
 6.  U.S. Treasury Note (6.125%) 2007                        3.2%
 7.  FNMA (7.00%) 2030                                       3.1%
 8.  GNMA (7.00%) 2028                                       2.9%
 9.  U.S. Treasury Bond (8.75%) 2017                         2.8%
10.  FNMA (7.184%) 2006                                      2.7%

CLASSES A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                               Since
                                              1 Year          5 Year         Inception+
-----------------------------------------------------------------------------------------
Class A shares#                                  +12.82%          +5.78%           +7.35%
Class A shares##                                  +7.74%          +4.81%           +6.56%
Class B shares#                                  +12.20%          +5.03%           +6.57%
Class B shares##                                  +8.60%          +4.73%           +6.57%
Class C shares#                                  +12.34%          +5.03%           +6.58%
Class C shares##                                 +11.34%          +5.03%           +6.58%
Class H shares#                                  +12.08%          +4.99%           +6.55%
Class H shares##                                  +8.48%          +4.69%           +6.55%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, E and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Classes E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on January 31, 2001.
  +  Since November 14, 1994 --- Date shares were first offered to the public.

YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

The economy closed out 2000 in very different shape than it entered the year. The annual Gross Domestic Product (GDP) growth rate was 5%, but GDP growth slowed sharply to 2.2% in the third quarter and an estimated 1.4% for the fourth quarter. This curtailing of economic growth came largely in response to the Federal Reserve's (the "Fed") aggressive efforts at fiscal tightening. In addition, the spike in oil prices helped to slow the economy. Job growth declined from 1.6 million in the first half of 2000 to 300,000 in the second half.

The extent of the economic slowdown prompted the Fed to act aggressively, with two 0.50% reductions in the Fed Funds rate in January 2001, the fastest 100-basis point ease in many years. This is all the more noteworthy because the Fed, under Alan Greenspan, has typically moved gradually in both easing and raising rates. Despite the current economic slowdown, the market has taken comfort in the fact that the Fed has made it clear it is determined to pull the economy out of its slump. The economic slowdown and the Fed's aggressive action on interest rates caused the yield curve to revert to its normal upward slope, with yields of longer-term bonds substantially higher than shorter government bonds. This came after an inverted yield curve had dominated the bond market for much of 2000. While the two-year Treasury note fell by 1.70% from July 31, 2000, to January 31, 2001, the 30-year Treasury bond fell by just 0.25% over the same time period.

While agencies and mortgage-backed securities now offer attractive yield premiums, we see even greater price appreciation potential in high-quality corporate bonds. Because of this, we sold some agency bonds and purchased a small amount of high-quality corporate issues (rated A or higher) to improve our performance without taking on high levels of risk.

For the six-months ended January 31, 2001, the fund returned 8.08% for Class A shares before sales charge, which compares favorably to 7.46% for the Lehman Brothers Intermediate Government Index. This positive relative performance was largely due to our overweight in spread products such as mortgage-backed securities and agency bonds. The fund's performance was also helped to a lesser extent by having modestly long average duration in the face of a slowing economy.

Going forward, the market is looking for a fairly quick rebound because of the Fed's earnest action on interest rates and the expectation of additional rate cuts. Lower interest rates are already having an impact, leading to a substantial increase in mortgage refinancings, which is freeing up more money among consumers. It is also increasingly likely that the Bush Administration will pass a tax cut, providing additional economic stimulus. It is now expected that economic growth will bottom out in the first half of 2001 and reaccelerate in the second half of the year.

Sincerely,

/s/ Dean C. Kopperud                                          /s/ Howard G. Hudson
Dean C. Kopperud                                              Howard G. Hudson
President                                                     Vice President

VALUE OF $10,000 INVESTED FEBRUARY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT SECURITIES FUND
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR   5 YEAR  10 YEAR
CLASS E*    +8.16%  +5.07%   +6.15%
CLASS E**  +13.25%  +6.04%   +6.63%

        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX***  U.S. GOVERNMENT SECURITIES FUND
2/1/91                                            10,000                            9,550
92                                                11,186                           10,519
93                                                12,302                           11,556
94                                                13,193                           12,455
95                                                13,045                           11,809
96                                                14,810                           13,540
97                                                15,341                           13,946
98                                                16,677                           15,340
99                                                17,939                           16,493
00                                                17,878                           16,031
01                                                20,090                           18,155

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of eight to nine years.

PORTFOLIO COMPOSITION BY SECTOR AS OF 1/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Non-Investment Grade  31.0%
Foreign Bonds - Investment Grade        27.9%
Corporate Bonds - Investment Grade      11.7%
Foreign Bonds - Non-Investment Gtade    11.3%
FNMAs                                    7.3%
Cash Equivalents/Receivables             4.4%
FHLMCs                                   2.3%
U.S. Treasury Securities                 2.2%
Asset Backed Securities                  1.9%

TOP 10 HOLDINGS AS OF 1/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FHLMC (6.625%) 2009                                     2.3%
 2.  Malaysia (8.75%) 2009                                   2.0%
 3.  FNMA (6.52%) 2008                                       2.0%
 4.  TeleCorp PCS, Inc. (11.45%) 2009                        2.0%
 5.  Grupo Iusacell S.A. de C.V. (14.25%) 2006               2.0%
 6.  News America Holdings, Inc. (8.875%) 2023               2.0%
 7.  J.P. Morgan Commercial Mortgage Finance Corp.
     (7.48%) 2028                                            1.9%
 8.  Kingdom of Spain (7.00%) 2005                           1.9%
 9.  British Telecommunications plc (8.125%) 2010            1.9%
10.  Global Crossing Holdings Ltd. (9.50%) 2009              1.9%

CLASS B, C AND H TOTAL RETURNS

                                                                       Since
                                                       1 Year        Inception+
---------------------------------------------------------------------------------
Class B shares#                                            +6.95%          +2.87%
Class B shares##                                           +3.38%          +2.16%
Class C shares#                                            +6.83%          +2.87%
Class C shares##                                           +5.84%          +2.87%
Class H shares#                                            +6.95%          +2.88%
Class H shares##                                           +3.38%          +2.18%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maxium sales charge of 4.50%. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 2001.
  +  Since December 1, 1997 -- Date shares were first offered to the public.

YOUR STRATEGIC INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN (FROM CURRENT INCOME AND CAPITAL APPRECIATION) BY PRIMARILY INVESTING IN A DIVERSIFIED PORTFOLIO OF U.S. GOVERNMENT SECURITIES, INVESTMENT AND NON-INVESTMENT GRADE BONDS ISSUED BY FOREIGN GOVERNMENTS AND COMPANIES, AND NON-INVESTMENT GRADE BONDS ISSUED BY U.S. COMPANIES.

The six-month period ended January 31, 2001, was a challenging time for the U.S. fixed-income market. Short-term rates were high, the economy began to soften and, for much of the period, a mildly inverted yield curve (in which shorter-term bonds yield more than longer ones existed). This inverted yield curve was caused by the Treasury's program to buy back long-term debt early in 2000, which reduced the supply of 30-year Treasury bonds. During the second half of 2000, the yield curve gradually reverted to a more typical upward slope, with yields of longer-term bonds substantially higher than shorter government bonds.

The Federal Reserve (the "Fed") raised interest rates in 1999 and early 2000, which succeeded in restraining U.S. economic growth. By mid-year 2000, the economy shifted from strong growth of around 5% to a more moderate pace around 1.5%. Job growth declined from 1.6 million in the first half of 2000 to 300,000 in the second half. In January 2001, in response to economic weakness, the Fed reduced short-term interest rates by one full percent. The Fed easing bolstered investor confidence and investors began to buy riskier assets again. For example, January was the best month in almost a decade for the U.S. high-yield market.

The fund maintained a broadly diversified posture during this period. Our holdings in U.S. Government securities were overweighted in spread products such as mortgage-backed securities and agency bonds that offered a performance premium to Treasuries. In the U.S. high-yield market, we used the downturn in the late fall to hunt for bargains in zero-coupon bonds and the cable and telecommunications sectors.

We focused on bonds issued by companies with solid management and stable or improving earnings prospects. These purchases helped the fund outperform the market in December and January.

In the global markets, we are following trends in the cable TV, media and telecommunications industries as they unfold overseas, using the lessons learned in the U.S. to profit in other markets. For example, we see good value in the wireless communications industry in emerging market countries that have inadequate telephone infrastructure.

For the six months ended January 31, 2001, the fund returned 5.28% for Class A shares before sales charge, compared to 8.12% for the Lehman Brothers Aggregate Bond Index.

Going forward, we expect the recent reduction in interest rates and the proposed tax cuts, to the extent they occur, to energize the U.S. economy and help stimulate demand for imported goods from its trade partners. The prospects of additional Fed interest rate cuts later in the year would add additional stimulus to the economy. Overall, lower interest rates and lower taxes would help stabilize the U.S. economy. This would be a constructive investment environment for high-grade corporate securities, high yield bonds, and fixed income securities in general. Should this scenario unfold, this fund, as a diversified global bond fund, would be in a good position to take advantage of the favorable market conditions in the global fixed income market.

Sincerely,

/s/ Dean C. Kopperud                                          /s/ Howard G. Hudson
Dean C. Kopperud                                              Howard G. Hudson
President                                                     Vice President

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

STRATEGIC INCOME FUND CLASS A
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR  SINCE DECEMBER 1, 1997@
CLASS A*   +2.88%                   +2.12%
CLASS A**  +7.72%                   +3.61%

         LEHMAN BROTHERS AGGREGATE BOND INDEX***  STRATEGIC INCOME FUND CLASS A  SALOMON BROTHERS WORLD INDEX****
12/1/97                                   10,000                          9,550                            10,000
98                                        10,230                          9,826                            10,067
99                                        11,056                         10,027                            11,390
00                                        10,852                          9,920                            10,771
01                                        12,352                         10,687                            11,193

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
**** An unmanaged index of world government bonds with maturities of at least one year.
  @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 1/31/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         25.1%
Information - Other Telecommunications                        13.7%
Information - Wired Telecommunications Carriers               11.4%
Information - Wireless Telecommunications Carriers            10.1%
Information - Cable and Other Program Distribution             8.5%
Recreation - Gambling Industries                               7.6%
Cash Equivalents/Receivables                                   7.3%
Entertainment - Radio and Television Broadcasting              5.2%
Health Care - General Medical and Surgical Hospitals           2.9%
Entertainment - Cable and Other Subscription Programming       2.8%
Utilities - Electric Generation, Transmission and
Distribution                                                   2.8%
Petroleum and Coal - Oil and Gas Extraction                    2.6%

TOP 10 HOLDINGS AS OF 1/31/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Global Crossing Holdings Ltd. (9.50%) 2009              2.3%
 2.  Young Broadcasting Corp. (11.75%) 2004                  2.3%
 3.  Telecorp PCS, Inc. (11.625%) 2009                       2.2%
 4.  Charter Communications Holdings, Inc.
     (12.83%) 2011                                           2.2%
 5.  Level 3 Communications, Inc. (13.95%) 2010              2.1%
 6.  United Pan-Europe Communications N.V.
     (16.98%) 2010                                           2.0%
 7.  RBF Finance Co. (11.375%) 2009                          2.0%
 8.  Williams Communications Group, Inc.
     (11.875%) 2010                                          2.0%
 9.  NTL Communications Corp. (13.67%) 2008                  2.0%
10.  United International Holdings (12.31%) 2008             1.9%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                 Since
                                              1 Year            5 Year         Inception+
-------------------------------------------------------------------------------------------
Class B shares#                                    +0.70%           +3.56%           +4.74%
Class B shares##                                   -2.57%           +3.35%           +4.74%
Class C shares#                                    +0.70%           +3.57%           +4.72%
Class C shares##                                   -0.21%           +3.57%           +4.72%
Class H shares#                                    +0.71%           +3.57%           +4.74%
Class H shares##                                   -2.56%           +3.36%           +4.74%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on January 31, 2001.
  +  Since November 14, 1994 --- Date shares were first offered to the public.

YOUR HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

The six-month period ended January 31, 2001, was a difficult time for the high-yield bond market. The Federal Reserve Board (the "Fed") had just finished raising short-term interest rates, banks were tightening credit lending standards, and economic growth measured by Gross Domestic Product (GDP) was expected to slow considerably. Some economists began to raise the possibility of an economic recession. In this environment, investors preferred to hold higher quality bonds rather than riskier assets such as high yield bonds.

The Fed's interest rate hikes of 1999 and early 2000 succeeded in restraining U.S. economic growth. By mid-year, the economy shifted from strong GDP growth in the 5% range, to a more moderate pace of about 1.5%. As money flowed out of high-yield bonds and into lower-risk government bonds, high yield managers were forced to sell bonds driving prices lower. By the end of November, the average credit spread premium for high-yield bonds rose to 9.25% over comparable Treasury securities; a 10-year high. Then in January 2001, the Fed moved aggressively to lower interest rates on two occasions by a total of one full percent. The Fed easing triggered a shift in investor perceptions from fear to optimism almost overnight and money began to flow into high-yield funds again. January turned out to be one of the best months for the high yield market in almost a decade, with a one-month return of more than 5%.

Within the high-yield market, certain sectors, including zero-coupon bonds and telecommunications issues, were hurt more than others on the way down and rebounded more strongly when the market turned. Bonds in other sectors, such as auto issuers, movie theater chains, chemical companies and steel manufacturers, were much slower to recover, if at all.

In the fourth quarter of 2000, we felt certain sectors of the market had over-reacted and prices had, in some cases, deteriorated to a level below fundamental value. So we added selectively to our holdings in zero coupon bonds and the telecommunications and cable sectors. We focused our buying on bonds that we felt represented good value and would most likely recover once the market stabilized. These purchases helped the fund outperform the market in December and January. We also benefited from an underexposure in economically sensitive sectors such as autos, steels and chemicals as we anticipated an economic slowdown. For the six months ended January 31, 2001, the fund returned 2.97% for Class A shares before sales charge, which compares favorably to 1.66% for the Lehman Brothers High Yield Index.

Going forward, we plan to de-emphasize the media and advertising area, now that the presidential election and Olympics are behind us. We also plan to selectively take gains in overweighted positions that have outperformed during the recent market rally. We expect the economy to slow and interest rates to be somewhat stable. To the extent the economy begins to recover, we would add to our holdings in cyclical industries. Overall, lower interest rates and a federal tax cut, to the extent they occur, would provide a good foundation for the economy, corporate earnings and high-yield bonds in the year ahead.

Sincerely,

/s/ Dean C. Kopperud                                          /s/ Howard G. Hudson
Dean C. Kopperud                                              Howard G. Hudson
President                                                     Vice President

VALUE OF $10,000 INVESTED FEBRUARY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

HIGH YIELD PORTFOLIO CLASS A
AVERAGE ANNUAL TOTAL RETURN

           1 YEAR  5 YEAR  10 YEAR
CLASS A*   -3.13%  +3.27%  +10.77%
CLASS A**  +1.43%  +4.22%  +11.28%

        LEHMAN BROTHERS HIGH YIELD INDEX***  HIGH YIELD PORTFOLIO CLASS A
2/1/91                               10,000                         9,550
92                                   14,729                        15,166
93                                   16,948                        17,257
94                                   19,706                        21,094
95                                   19,348                        19,944
96                                   23,149                        22,617
97                                   25,578                        24,900
98                                   29,078                        27,482
99                                   29,530                        27,343
00                                   29,665                        27,422
01                                   30,149                        27,814

                         Annual period ended January 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of lower quality, high yield corporate debt securities.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
January 31, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-10.80%
--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                       Market
     Amount                                                       Rating        Cost (a)      Value (b)
   -----------                                                  -----------   ------------   ------------
                FINANCE-ACTIVITIES RELATED TO CREDIT
                BANKING-2.09%
   $5,000,000   Citibank Credit Card Issuance Trust, 6.90%
                  Ser 2000-A1 10-17-2005.....................   AAA           $  4,997,127   $  5,221,520
                                                                              ------------   ------------
                FINANCE-COMMERCIAL BANKING-1.62%
    3,900,000   Wells Fargo & Co., 7.125% Note 8-15-2006.....   A                4,068,461      4,050,805
                                                                              ------------   ------------
                FINANCE-DEPOSITORY CREDIT BANKING-3.92%
    3,500,000   Citicorp, 7.625% Sub Note 5-1-2005...........   A+               3,681,676      3,683,928
    2,500,000   Citigroup, Inc., 6.75% Sr Note 12-1-2005.....   AA-              2,566,616      2,568,973
    3,500,000   JP Morgan Chase & Co., 6.75% Note 2-1-2011...   A+               3,487,395      3,521,399
                                                                              ------------   ------------
                                                                                 9,735,687      9,774,300
                                                                              ------------   ------------
                FINANCE-OTHER FINANCIAL INVESTMENT
                ACTIVITIES-2.01%
    5,000,000   Merrill Lynch & Co., 6.15% Note 1-26-2006....   AA-              5,000,000      5,000,255
                                                                              ------------   ------------
                FINANCE-SECURITIES AND COMMODITY CONTRACTS
                AND BROKERAGE-1.16%
    2,700,000   Morgan Stanley Dean Witter & Co., 7.75% Note
                  6-15-2005..................................   AA-              2,863,230      2,879,858
                                                                              ------------   ------------
                TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                 $ 26,664,505   $ 26,926,738
                                                                              ============   ============

U.S. GOVERNMENT SECURITIES-85.32%
--------------------------------------------------------------------------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION-7.84%
                MORTGAGE BACKED SECURITIES:
   $1,779,043   7.00% Gold 2030..............................   $  1,721,200   $  1,799,892
      340,882   8.00% Gold 2002..............................        349,404        346,954
    1,061,362   9.00% 2001-2022..............................      1,128,036      1,108,859
       47,893   10.50% 2015..................................         51,500         52,389
      162,593   11.25% 2013-2014.............................        173,256        178,481
      284,737   11.50% 2015-2019.............................        308,082        314,623
      377,057   11.75% 2010-2014.............................        415,647        419,716
       81,082   12.50% 2019..................................         86,203         91,072
                                                                ------------   ------------
                                                                   4,233,328      4,311,986
                                                                ------------   ------------
                NOTES:
      800,000   6.625% 2009..................................        785,986        841,500
    3,965,000   6.90% 2007...................................      3,878,812      4,226,409
    9,400,000   7.00% 2010...................................      9,408,354     10,149,509
                                                                ------------   ------------
                                                                  14,073,152     15,217,418
                                                                ------------   ------------
                TOTAL FEDERAL HOME LOAN MORTGAGE
                  CORPORATION................................     18,306,480     19,529,404
                                                                ------------   ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-39.87%
                MORTGAGE BACKED SECURITIES:
    3,500,000   5.50% 2015...................................      3,369,450      3,430,546
    2,362,140   5.85% 2009...................................      2,362,521      2,330,469
    2,933,843   5.89% 2008...................................      2,608,501      2,901,981
    9,681,369   6.00% 2029...................................      8,902,044      9,471,099
    1,419,495   6.01% 2009...................................      1,443,637      1,413,529
    2,870,639   6.36% 2008...................................      2,867,129      2,923,304
   17,991,390   6.50% 2013-2015..............................     17,656,777     18,137,713
    5,911,714   6.52% 2008...................................      5,622,029      6,070,467
    1,889,824   6.63% 2005...................................      1,927,858      1,946,979
   15,724,271   7.00% 2030...................................     14,923,247     15,898,716
    6,487,625   7.184% 2006..................................      6,426,292      6,840,623
    9,454,484   7.50% 2027-2030..............................      9,561,832      9,670,160
      330,898   8.00% 2025...................................        316,732        341,342
      404,605   8.50% 2022...................................        422,562        421,611
       47,733   9.00% 2020...................................         47,270         49,813
      461,545   9.75% 2020...................................        497,892        493,714
      397,499   10.00% 2020..................................        433,646        420,355
      322,831   10.50% 2012-2018.............................        351,214        350,575
      134,858   10.75% 2013..................................        138,904        148,144
    1,162,807   11.00% 2015-2020.............................      1,263,558      1,274,365
      218,369   11.25% 2013..................................        229,287        240,649
       67,659   11.50% 2015..................................         71,954         74,975

--------------------------------------------------------------------------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
   $  129,977   12.00% 2011-2016.............................   $    138,227   $    145,818
      308,038   12.50% 2015..................................        344,012        349,431
                                                                ------------   ------------
                                                                  81,926,575     85,346,378
                                                                ------------   ------------
                NOTES:
    5,450,000   6.625% 2009..................................      5,520,185      5,732,719
    7,475,000   7.25% 2010-2030..............................      7,709,788      8,308,657
                                                                ------------   ------------
                                                                  13,229,973     14,041,376
                                                                ------------   ------------
                TOTAL FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION................................     95,156,548     99,387,754
                                                                ------------   ------------
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION-10.18%
                MORTGAGE BACKED SECURITIES:
   20,447,684   7.00% 2028-2030..............................     19,873,429     20,754,246
    1,250,558   8.00% 2017-2022..............................      1,277,351      1,293,351
      835,401   9.00% 2022...................................        862,551        874,168
    2,098,960   9.50% 2016-2019..............................      2,227,565      2,197,677
      241,464   11.00% 2015-2018.............................        259,814        263,274
                                                                ------------   ------------
                TOTAL GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION................................     24,500,710     25,382,716
                                                                ------------   ------------
                OTHER DIRECT FEDERAL OBLIGATIONS-13.28%
                FEDERAL HOME LOAN BANK:
   28,650,000   7.31% 2004...................................     28,566,780     30,407,907
                                                                ------------   ------------
                TENNESSEE VALLEY AUTHORITY:
    2,800,000   5.375% 2008..................................      2,627,145      2,703,890
                                                                ------------   ------------
                TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......     31,193,925     33,111,797
                                                                ------------   ------------
                U.S. TREASURY SECURITIES-14.15%
                BONDS:
    7,200,000   6.03% 2021 Zero Coupon Strip (d).............      2,095,532      2,180,729
    3,500,000   6.25% 2023...................................      3,794,829      3,770,722
    9,600,000   8.00% 2021...................................     11,044,124     12,357,005
    5,300,000   8.75% 2017...................................      6,661,831      7,088,946
    1,500,000   10.375% 2012.................................      1,788,508      1,934,883
                                                                ------------   ------------
                                                                  25,384,824     27,332,285
                                                                ------------   ------------
                NOTES:
    7,500,000   6.125% 2007..................................      7,974,326      7,935,479
                                                                ------------   ------------
                TOTAL U.S. TREASURY SECURITIES...............     33,359,150     35,267,764
                                                                ------------   ------------
                TOTAL U.S. GOVERNMENT SECURITIES.............    202,516,813    212,679,435
                                                                ------------   ------------
                TOTAL LONG-TERM INVESTMENTS..................   $229,181,318   $239,606,173
                                                                ============   ============

SHORT-TERM INVESTMENTS-3.04%
--------------------------------------------------------------------------------

    Principal                                                      Market
     Amount                                                      Value (b)
   -----------                                                  ------------
                FINANCE-OTHER INVESTMENT POOLS AND
                FUNDS-1.04%
   $2,599,734   First American Treasury Obligations Fund,
                  Current rate -- 5.58%......................   $  2,599,734
                                                                ------------
                U.S. GOVERNMENT AGENCIES-2.00%
    5,000,000   FNMA 5.88%, 2-16-2001........................      4,987,178
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................      7,586,912
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES
                  (COST: $236,768,230) (a)...................   $247,193,085
                                                                ============

 (a) At January 31, 2001, the cost of securities for federal income tax purposes was $236,768,230 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 10,695,578
Unrealized depreciation.....................................      (270,723)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 10,424,855
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
January 31, 2001 (Unaudited)

ASSET BACKED SECURITIES-1.95%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               FINANCE-CAPTIVE RETAIL -1.95%
   $ 500,000   J.P. Morgan Commercial Mortgage Finance
                 Corp., 7.48% Variable Rate Ser 1997-C4
                 Class B 12-26-2028 -- United States........   AA            $  524,476    $   527,299
                                                                             -----------   -----------

CORPORATE BONDS-INVESTMENT GRADE-39.63%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               COMPUTER MANUFACTURING-SEMICONDUCTOR,
               ELECTRONIC COMPONENT-0.91%
   $ 250,000   Tyco International Group S.A., 6.875% Yankee
                 Bond 1-15-2029 -- Luxembourg...............   A-            $  252,199    $   246,985
                                                                             -----------   -----------
               ENTERTAINMENT-MOTION PICTURE AND VIDEO
               INDUSTRIES-1.96%
     500,000   News America Holdings, Inc., 8.875% Sr Deb
                 4-26-2023 -- United States.................   BBB-             570,928        530,674
                                                                             -----------   -----------
               FINANCE-CAPTIVE AUTO-0.93%
     250,000   Toyota Motor Credit Corp., 5.625% Global Note
                 11-13-2003 -- United States................   AAA              249,760        249,864
                                                                             -----------   -----------
               FINANCE-INTERNATIONAL TRADE FINANCING-5.58%
     250,000   ABN Amro Bank N.V., 7.55% Global Sub Note
                 6-28-2006 -- United States.................   AA-              251,390        265,273
     250,000   Banco Santiago S.A., 7.00% Yankee Sub Note
                 7-18-2007 -- Chile.........................   BBB              248,259        234,944
     250,000   BSCH Issuances Ltd., 7.625% Yankee Sub Note
                 11-3-2009 -- Spain.........................   A                243,858        261,190
     500,000   Dresdner Funding Trust I, 8.151% Note
                 6-30-2031 -- United States (d).............   A                500,000        473,898
     250,000   UBS Preferred Funding Trust I, 8.622%
                 Variable Rate 10-1-2010 -- United States...   AA-              250,000        272,214
                                                                             -----------   -----------
                                                                              1,493,507      1,507,519
                                                                             -----------   -----------
               FOREIGN GOVERNMENTS-10.51%
     250,000   British Columbia (Province of), 6.50% Yankee
                 Bond Ser BCUSD-2 1-15-2026 -- Canada.......   AA-              255,708        252,521
     500,000   Generalitat de Catalunya, 6.25% Yankee Bond
                 12-15-2018 -- Spain........................   AA               498,511        442,651
     500,000   Kingdom of Spain, 7.00% Global Note
                 7-19-2005 -- Spain.........................   AA+              499,152        526,846
     250,000   Korea (Republic of), 8.875% Global Note
                 4-15-2008 -- Korea.........................   BBB              261,627        273,437
     500,000   Malaysia, 8.75% Global Note 6-1-2009 --
                 Malaysia...................................   BBB              496,753        547,768
     250,000   Poland (Republic of), 7.125% Yankee Note
                 7-1-2004 -- Poland.........................   BBB+             250,327        258,750
     250,000   United Mexican States, 9.875% Global Note
                 1-15-2007 -- Mexico........................   Baa3*            260,177        269,625
     250,000   United Mexican States, 9.875% Global Note Ser
                 A 2-1-2010 -- Mexico.......................   Baa3*            270,788        270,000
                                                                             -----------   -----------
                                                                              2,793,043      2,841,598
                                                                             -----------   -----------
               FOREIGN GOVERNMENTS-AGENCIES-0.93%
     250,000   Korea Development Bank, 7.125% Global Note
                 4-22-2004 -- Korea.........................   BBB              248,751        251,875
                                                                             -----------   -----------
               FOREIGN GOVERNMENTS-SUPRA-NATIONAL-1.88%
     500,000   Corp Andina de Fomento, 7.10% Yankee Note
                 2-1-2003...................................   A                501,121        508,667
                                                                             -----------   -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-1.83%
     250,000   Telecom Argentina Stet -- France Telecom
                 S.A., 9.75% Note 7-12-2001 -- Argentina
                 (d)........................................   BBB-             249,925        251,250
     250,000   Telecomunicaciones de Puerto Rico, 6.65% Sub
                 Note 5-15-2006 -- United States............   BBB              249,926        243,481
                                                                             -----------   -----------
                                                                                499,851        494,731
                                                                             -----------   -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-4.79%
     500,000   British Telecommunications plc, 8.125% Global
                 Note 12-15-2010 -- United Kingdom..........   A                499,193        524,451
     250,000   Deutsche Telekom Financial, 8.25% Global Note
                 6-15-2030 -- Netherlands...................   A-               249,430        262,284
     250,000   Royal KPN N.V., 7.50% Sr Note 10-1-2005 --
                 Netherlands (d)............................   BBB+             249,849        251,225
     250,000   Telefonica Europe BV, 7.35% Global Note
                 9-15-2005 -- Netherlands...................   A+               249,909        257,845
                                                                             -----------   -----------
                                                                              1,248,381      1,295,805
                                                                             -----------   -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-1.01%
     250,000   Vodafone Group plc, 7.875% Yankee Bond Ser B
                 2-15-2030 -- United Kingdom................   A                246,767        272,471
                                                                             -----------   -----------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-3.61%
   $ 500,000   Norsk Hydro ASA, 7.25% Yankee Deb
                 9-23-2027 -- Norway........................   A             $  508,240    $   482,450
     500,000   YPF Sociedad Anonima, 7.25% Yankee Sr Note
                 3-15-2003 -- Argentina.....................   BBB-             499,627        494,105
                                                                             -----------   -----------
                                                                              1,007,867        976,555
                                                                             -----------   -----------
               PETROLEUM AND COAL-PRODUCTS MANUFACTURING
               -0.73%
     250,000   Petroleum Geo-Services ASA, 7.125% Yankee Sr
                 Note 3-30-2028 -- Norway...................   BBB-             249,297        197,090
                                                                             -----------   -----------
               PIPELINE-TRANSPORTATION OF NATURAL GAS-0.91%
     250,000   Trans-Canada Pipelines Ltd., 6.49% Yankee
                 Note 1-21-2009 -- Canada...................   A-               251,518        246,490
                                                                             -----------   -----------
               RETAIL-DEPARTMENT STORES-0.97%
     250,000   Federated Department Stores, 8.50% Sr Note
                 6-15-2003 -- United States.................   BBB+             254,976        262,344
                                                                             -----------   -----------
               TIMBER TRACT OPERATIONS-0.37%
     107,000   Weyerhaeuser Co., 6.95% Deb 8-1-2017 --
                 United States..............................   A                 99,128         98,917
                                                                             -----------   -----------
               TRANSPORTATION-RAIL-0.95%
     250,000   CSX Corp., 7.90% Sr Deb 5-1-2017 -- United
                 States.....................................   BBB              244,333        257,939
                                                                             -----------   -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-1.76%
     500,000   Empresa Nacional de Electricidad S.A., 7.325%
                 Yankee Bond 2-1-2037 -- Chile..............   A-               497,147        476,959
                                                                             -----------   -----------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                 $10,708,574   $10,716,483
                                                                             ===========   ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-42.32%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               CHEMICAL MANUFACTURING-BASIC CHEMICAL
               MANUFACTURING -0.95%
   $ 250,000   Lyondell Chemical Co., 9.875% Sr Sub Note Ser
                 B 5-1-2007 -- United States................   BB            $  250,000    $   255,625
                                                                             -----------   -----------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-1.82%
     250,000   Callahan Nordrhein-Westfalen, 14.00% Sr Note
                 7-15-2010 -- Denmark (f)...................   B-               250,000        247,500
     250,000   eKabel Hessen GMBH, 14.50% Sr Note
                 9-1-2010 -- Denmark (d)....................   B-               233,032        245,625
                                                                             -----------   -----------
                                                                                483,032        493,125
                                                                             -----------   -----------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-1.83%
     250,000   Ackerley Group, Inc., 9.00% Sr Sub Note Ser B
                 1-15-2009 -- United States.................   B                233,474        238,125
     250,000   Young Broadcasting Corp., 11.75% Sr Sub Note
                 11-15-2004 -- United States................   B                251,824        256,875
                                                                             -----------   -----------
                                                                                485,298        495,000
                                                                             -----------   -----------
               FINANCE-INSURANCE CARRIERS-0.24%
      75,000   Conseco, Inc., 8.75% Note 2-9-2004 -- United
                 States.....................................   BB-               74,968         66,000
                                                                             -----------   -----------
               FOREIGN GOVERNMENTS-3.43%
     250,000   Argentina (Republic of), 11.375% Global Bond
                 Ser BGL5 1-30-2017 -- Argentina............   BB-              281,412        237,750
     250,000   Brazil (Republic of), 10.125% Global Bond
                 5-15-2027 -- Brazil........................   BB-              251,226        208,375
     250,000   Brazil (Republic of), 11.625% Global Note
                 4-15-2004 -- Brazil........................   BB-              248,352        265,625
     250,000   Panama (Republic of), 8.875% Global Bond
                 9-30-2027 -- Panama........................   BB+              247,560        215,000
                                                                             -----------   -----------
                                                                              1,028,550        926,750
                                                                             -----------   -----------
               HEALTH CARE-GENERAL MEDICAL AND SURGICAL
               HOSPITALS-0.99%
     250,000   Triad Hospitals Holdings, Inc., 11.00% Sr Sub
                 Note Ser B 5-15-2009 -- United States......   B-               260,343        267,500
                                                                             -----------   -----------
               HEALTH CARE-MEDICAL AND DIAGNOSTIC
               LABORATORIES-0.41%
     100,000   Unilab Finance Corp., 12.75% Sr Sub Note
                 10-1-2009 -- United States.................   B-                97,468        110,500
                                                                             -----------   -----------
               HEALTH CARE-OUTPATIENT CARE CENTERS-0.99%
     250,000   HealthSouth Corp., 10.75% Sr Sub Note
                 10-1-2008 -- United States (f).............   NR               248,392        266,664
                                                                             -----------   -----------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
January 31, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-4.99%
   $ 250,000   Cablevision S.A., 13.75% Yankee Note
                 4-30-2007 -- Argentina.....................   BB            $  247,384    $   215,000
     375,000   Charter Communications Holdings, 12.69% Sr
                 Disc Note 1-15-2011 (Zero coupon through
                 1-1-2006, thereafter 13.50%) -- United
                 States (e)(f)..............................   B+               209,262        225,937
     750,000   NTL Communications Corp., 13.91% Sr Disc Note
                 Ser B 10-1-2008 (Zero coupon through
                 10-1-2003, thereafter 12.375%) -- United
                 States (e).................................   B                500,421        478,125
     500,000   United International Holdings, Inc., 10.53%
                 Sr Disc Note Ser B 2-15-2008 (Zero coupon
                 through 2-15-2003, thereafter 10.75%) --
                 United States (e)..........................   B-               409,336        252,500
     500,000   United Pan-Europe Communications N.V., 19.44%
                 Sr Disc Yankee Note Ser B 2-1-2010 (Zero
                 coupon through 2-1-2005, thereafter
                 13.75%) -- Netherlands (e).................   B                197,483        177,500
                                                                             -----------   -----------
                                                                              1,563,886      1,349,062
                                                                             -----------   -----------
               INFORMATION-OTHER INFORMATION SERVICES-1.67%
     250,000   Exodus Communications, Inc., 11.625% Sr Note
                 7-15-2010 -- United States.................   B                250,000        246,250
     250,000   Globix Corp., 12.50% Sr Note 2-1-2010 --
                 United States..............................   B-               251,729        121,250
     300,000   PSINet, Inc., 11.00% Sr Note 8-1-2009 --
                 United States..............................   CCC              213,101         84,000
                                                                             -----------   -----------
                                                                                714,830        451,500
                                                                             -----------   -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-5.05%
     250,000   Asia Global Crossing, 13.375% Sr Note
                 10-15-2010 -- Bermuda (f)..................   B+               245,050        251,250
     500,000   Global Crossing Holdings Ltd., 9.50% Sr
                 Yankee Note 11-15-2009 -- United States....   BB               489,493        508,750
     125,000   IMPSAT Fiber Networks, Inc., 13.75% Sr Note
                 2-15-2005 -- United States.................   B                125,000         88,750
     500,000   Level 3 Communications, Inc., 14.07% Sr Disc
                 Note 3-15-2010 (Zero coupon through
                 3-15-2005, thereafter 12.875%) -- United
                 States (e).................................   B                273,683        285,000
     250,000   Williams Communications Group, Inc., 11.875%
                 Sr Note 8-1-2010 -- United States..........   B+               196,493        232,500
                                                                             -----------   -----------
                                                                              1,329,719      1,366,250
                                                                             -----------   -----------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-0.97%
     250,000   EchoStar Broadband Corp., 10.375% Sr Note
                 10-1-2007 -- United States (f).............   B                250,000        261,250
                                                                             -----------   -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-4.49%
     250,000   Alaska Communications SY, 9.375% Sr Sub Note
                 5-15-2009 -- United States.................   B+               250,000        237,500
     250,000   Allegiance Telecom, Inc., 12.875% Sr Note
                 5-15-2008 -- United States.................   B                251,511        265,000
     250,000   Focal Communications Corp., 11.875% Sr Note
                 Ser B 1-15-2010 -- United States...........   B-               244,592        220,000
     250,000   Intermedia Communications, Inc., 15.52% Sr
                 Disc Note Ser B 7-15-2007 (Zero Coupon
                 through 7-15-2002, thereafter 11.25%) --
                 United States (e)..........................   B                175,648        200,000
     170,000   Intermedia Communications, Inc., 8.50% Sr
                 Note Ser B 1-15-2008 -- United States......   B                170,000        154,700
     250,000   Nextlink Communications, Inc., 12.125% Sr
                 Disc Note 12-1-2009 (Zero coupon through
                 12-1-2004, thereafter 12.125%) -- United
                 States (e).................................   B                160,605        137,500
                                                                             -----------   -----------
                                                                              1,252,356      1,214,700
                                                                             -----------   -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-7.58%
     500,000   Grupo Iusacell S.A. de C.V., 14.25% Sr Yankee
                 Note 12-1-2006 -- Mexico...................   B+               506,232        545,000
     250,000   Microcell Telecommunications, Inc., 12.52% Sr
                 Disc Note Ser B 6-1-2006 (Zero coupon
                 through 12-1-2001, thereafter 14.00%) --
                 Canada (e).................................   B3*              245,604        248,750
     250,000   Nextel Communications, Inc., 11.65% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) -- United
                 States (e).................................   B                203,009        211,250
     500,000   PTC International Finance II S.A., 11.25% Sr
                 Sub Note 12-1-2009 -- Luxembourg...........   B+               493,155        500,000
     750,000   TeleCorp PCS, Inc., 11.45% Sr Sub Note
                 4-15-2009 (Zero coupon through 4-15-2004,
                 thereafter 11.625%) -- United States (e)...   B3*              531,868        545,625
                                                                             -----------   -----------
                                                                              1,979,868      2,050,625
                                                                             -----------   -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-0.97%
     250,000   Swift Energy Co., 10.25% Sr Sub Note
                 8-1-2009 -- United States..................   B                251,989        262,500
                                                                             -----------   -----------
               RECREATION-AMUSEMENT PARKS AND ARCADES-1.42%
     500,000   Six Flags, Inc., 13.04% Sr Disc Note
                 4-1-2008 (Zero coupon through 4-1-2003,
                 thereafter 10.00%) -- United States (e)....   B                338,882        385,000
                                                                             -----------   -----------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
     Amount                                                      Rating       Cost (a)      Value (b)
   ----------                                                  -----------   -----------   -----------
               RECREATION-GAMBLING INDUSTRIES-1.70%
   $ 250,000   Mandalay Resort Group, 7.625% Sr Sub Deb
                 7-15-2013 -- United States.................   BB-           $  216,655    $   199,375
     250,000   Station Casinos, Inc., 9.875% Sr Sub Note
                 7-1-2010 -- United States..................   B+               249,051        260,313
                                                                             -----------   -----------
                                                                                465,706        459,688
                                                                             -----------   -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-0.98%
     250,000   AES Corp., 9.50% Sr Note 6-1-2009 -- United
                 States.....................................   BB               251,433        264,375
                                                                             -----------   -----------
               UTILITIES-WATER, SEWAGE AND OTHER
               SYSTEMS-0.90%
     250,000   Azurix Corp., 10.75% Sr Note Ser B
                 2-15-2010 -- United States.................   BB               225,425        243,750
                                                                             -----------   -----------
               WOOD PRODUCT MANUFACTURING-ENGINEERED WOOD
               -0.94%
     250,000   Doman Industries Ltd., 12.00% Sr Sub Yankee
                 Note 7-1-2004 -- Canada....................   B+               245,585        254,375
                                                                             -----------   -----------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                 $11,797,730   $11,444,239
                                                                             ===========   ===========

U.S. GOVERNMENT SECURITIES-11.81%
--------------------------------------------------------------------------------

   Principal                                                                   Market
     Amount                                                     Cost (a)      Value (b)
   ----------                                                  -----------   -----------
               FEDERAL HOME LOAN MORTGAGE CORPORATION-2.33%
               NOTES:
   $ 600,000   6.625% 2009..................................   $  588,261    $   631,125
                                                               -----------   -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-7.25%
               MORTGAGE BACKED SECURITIES:
     477,772   6.30% 2008...................................      478,265        485,078
     533,023   6.52% 2008...................................      506,904        547,337
                                                               -----------   -----------
                                                                  985,169      1,032,415
                                                               -----------   -----------
               NOTES:
     350,000   6.625% 2009..................................      347,991        368,156
     500,000   7.25% 2010-2030..............................      518,435        560,191
                                                               -----------   -----------
                                                                  866,426        928,347
                                                               -----------   -----------
               TOTAL FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION................................    1,851,595      1,960,762
                                                               -----------   -----------
               U.S. TREASURY SECURITIES-2.23%
               BONDS:
   1,350,000   6.03% 2021Zero Coupon Strip (e)..............      392,912        408,887
     150,000   8.00% 2021...................................      174,920        193,078
                                                               -----------   -----------
               TOTAL U.S. TREASURY SECURITIES...............      567,832        601,965
                                                               -----------   -----------
               TOTAL U.S. GOVERNMENT SECURITIES.............    3,007,688      3,193,852
                                                               -----------   -----------
               TOTAL LONG-TERM INVESTMENTS..................   $26,038,468   $25,881,873
                                                               ===========   ===========

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
January 31, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-2.52%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (b)
   ----------                                                  -----------
               FINANCE-DEPOSITORY CREDIT BANKING-2.52%
   $ 680,432   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- , 5.96%......   $   680,432
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $26,718,900) (a)...........................   $26,562,305
                                                               ===========

 (a) At January 31, 2001, the cost of securities for federal income tax purposes was $26,718,900 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    870,607
Unrealized depreciation.....................................    (1,027,202)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $   (156,595)
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 43.17% of net assets as of January 31, 2001.
 (d) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par  Security                                  Cost Basis
---------------  ----------  --------                                  ----------
1999              500,000    Dresdner Funding Trust due 2031 - 144A     $500,000
2001              250,000    eKabel Hessen GMBH due 2010 - 144A          233,032
2000              250,000    Royal KPN N.V. due 2005 - 144A              249,849
1999              250,000    Telecom Argentina Stet due 2001 - 144A      249,925

The aggregate value of these securities at January 31, 2001, was $1,221,998, which represents 4.52% of total net assets.

 (e) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (f) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2001, was $1,252,601, which represents 4.63% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
January 31, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-2.03%
--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                       Market
     Amount                                                       Rating        Cost (a)      Value (b)
   -----------                                                  -----------   ------------   ------------
                PETROLEUM AND COAL- MINING SUPPORT
                ACTIVITIES-2.03%
   $2,250,000   RBF Finance Co., 11.375% Sr Secured Note
                  3-15-2009..................................   A-            $  2,250,000   $  2,643,750
                                                                              ------------   ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-90.45%
--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                       Market
     Amount                                                       Rating        Cost (a)      Value (b)
   -----------                                                  -----------   ------------   ------------
                ACCOMMODATION AND FOOD SERVICE-TRAVELER-0.57%
   $  750,000   Boca Resorts, Inc., 9.875% Sr Sub Note
                  4-15-2009..................................   B-            $    750,000   $    746,250
                                                                              ------------   ------------
                CHEMICAL MANUFACTURING-BASIC CHEMICAL
                MANUFACTURING -2.48%
    1,500,000   Hercules, Inc., 11.125% Sr Note 11-15-2007
                  (g)........................................   B+               1,517,615      1,440,000
    1,750,000   Lyondell Chemical Co., 9.875% Sr Secured Note
                  Ser B 5-1-2007.............................   BB               1,739,768      1,789,375
                                                                              ------------   ------------
                                                                                 3,257,383      3,229,375
                                                                              ------------   ------------
                COMPUTER MANUFACTURING-SEMICONDUCTOR,
                ELECTRONIC COMPONENT -1.55%
    2,000,000   Fairchild Semiconductor Corp., 10.375% Sr Sub
                  Note 10-1-2007.............................   B                2,031,328      2,015,000
                                                                              ------------   ------------
                ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                PROGRAMMING-2.84%
      750,000   Adelphia Communications Corp., 10.875% Sr
                  Note 10-1-2010.............................   B+                 714,591        795,000
      750,000   Callahan Nordrhein-Westfalen, 14.00% Sr Note
                  7-15-2010 (g)..............................   B-                 750,000        742,500
      750,000   CSC Holdings, Inc., 10.50% Sr Sub Deb
                  5-15-2016..................................   BB-                760,293        825,937
    1,350,000   eKabel Hessen GMBH, 14.50% Sr Note 9-1-2010
                  (e)........................................   B-               1,259,172      1,326,375
                                                                              ------------   ------------
                                                                                 3,484,056      3,689,812
                                                                              ------------   ------------
                ENTERTAINMENT-MOTION PICTURE AND VIDEO
                INDUSTRIES-0.58%
    1,000,000   Cinemark USA, Inc., 9.625% Sr Sub Note Ser D
                  8-1-2008...................................   B-                 760,000        760,000
                                                                              ------------   ------------
                ENTERTAINMENT-RADIO AND TELEVISION
                BROADCASTING-5.18%
    2,250,000   Ackerley Group, Inc., 9.00% Sr Sub Note Ser B
                  1-15-2009..................................   B                2,150,841      2,143,125
   10,117,492   Australis Media Ltd., 14.00% Sr Disc Note
                  5-15-2003 (Zero coupon through 5-15-2001,
                  thereafter15.75%) (with
                  warrants) (a) (e) (f)......................   D                7,594,969            101
    1,625,000   Sinclair Broadcast Group, Inc., 10.00% Sr Sub
                  Note 9-30-2005.............................   B                1,663,344      1,629,062
    2,885,000   Young Broadcasting Corp., 11.75% Sr Sub Note
                  11-15-2004.................................   B                3,055,181      2,964,337
                                                                              ------------   ------------
                                                                                14,464,335      6,736,625
                                                                              ------------   ------------
                FINANCE-OTHER FINANCIAL INVESTMENT
                ACTIVITIES-0.80%
    1,000,000   Sovereign Bancorp, Inc., 10.50% Sr Note
                  11-15-2006.................................   BB+                953,299      1,043,750
                                                                              ------------   ------------
                FOOD SERVICE-LIMITED-SERVICE EATING
                PLACES-1.41%
    1,750,000   Sbarro, Inc., 11.00% Sr Note 9-15-2009.......   BB-              1,728,371      1,837,500
                                                                              ------------   ------------
                HEALTH CARE-GENERAL MEDICAL AND SURGICAL
                HOSPITALS-2.91%
      750,000   HCA-The Healthcare Co., 8.75% Note
                  9-1-2010...................................   BB+                746,576        798,798
    1,750,000   Tenet Healthcare Corp., 9.25% Sr Note Ser B
                  9-1-2010...................................   BB+              1,766,855      1,916,250
    1,000,000   Triad Hospitals Holdings, Inc., 11.00% Sr Sub
                  Note Ser B 5-15-2009.......................   B-               1,041,373      1,070,000
                                                                              ------------   ------------
                                                                                 3,554,804      3,785,048
                                                                              ------------   ------------
                HEALTH CARE-MEDICAL AND DIAGNOSTIC
                LABORATORIES-1.28%
    1,500,000   Unilab Finance Corp., 12.75% Sr Sub Note
                  10-1-2009..................................   B-               1,480,488      1,657,500
                                                                              ------------   ------------
                HEALTH CARE-OUTPATIENT CARE CENTERS-1.23%
    1,500,000   HealthSouth Corp., 10.75% Sr Sub Note
                  10-1-2008 (g)..............................   BB+              1,490,354      1,599,983
                                                                              ------------   ------------
                INFORMATION-CABLE AND OTHER PROGRAM
                DISTRIBUTION-8.50%
    4,750,000   Charter Communications Holdings, 12.83% Sr
                  Disc Note 1-15-2011 (Zero coupon through
                  1-1-2006, thereafter 13.50%) (f)(g)........   B+               2,621,063      2,861,875
      500,000   Mediacom LLC/Capital Corp., 7.875% Sr Note
                  2-15-2011..................................   B+                 450,413        456,250
    4,000,000   NTL Communications Corp., 13.67% Sr Disc Note
                  Ser B 10-1-2008 (Zero coupon through
                  10-1-2003, thereafter 12.375%) (f).........   B                2,727,152      2,550,000

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                       Market
     Amount                                                       Rating        Cost (a)      Value (b)
   -----------                                                  -----------   ------------   ------------
   $5,000,000   United International Holdings, Inc., 12.31%
                  Sr Disc Note Ser B 2-15-2008 (Zero coupon
                  through 2-15-2003, thereafter 10.75%)
                  (f)........................................   B-            $  3,810,063   $  2,525,000
    7,500,000   United Pan-Europe Communications N.V., 16.98%
                  Sr Disc Note 2-1-2010 (Zero coupon through
                  2-1-2005, thereafter 13.75%) (f)...........   B                3,571,322      2,662,500
                                                                              ------------   ------------
                                                                                13,180,013     11,055,625
                                                                              ------------   ------------
                INFORMATION-OTHER INFORMATION SERVICES-2.23%
    2,000,000   Exodus Communications, Inc., 11.625% Sr Note
                  7-15-2010..................................   B                2,012,407      1,970,000
      500,000   Globix Corp., 12.50% Sr Note 2-1-2010........   B-                 503,458        242,500
    2,450,000   PSINet, Inc., 11.00% Sr Note 8-1-2009........   CCC              1,990,443        686,000
                                                                              ------------   ------------
                                                                                 4,506,308      2,898,500
                                                                              ------------   ------------
                INFORMATION-OTHER TELECOMMUNICATIONS-13.07%
    1,250,000   American Tower Corp., 9.375% Sr Note 2-1-2009
                  (e)........................................   B                1,250,000      1,264,063
    1,500,000   Asia Global Crossing, 13.375% Sr Note
                  10-15-2010 (g).............................   B+               1,470,302      1,507,500
    3,000,000   Global Crossing Holdings Ltd., 9.50% Sr Note
                  11-15-2009.................................   BB               2,958,451      3,052,500
      875,000   IMPSAT Fiber Networks, Inc., 13.75% Sr Note
                  2-15-2005..................................   B                  875,000        621,250
    4,750,000   Level 3 Communications, Inc., 13.95% Sr Disc
                  Note 3-15-2010 (Zero coupon through
                  3-15-2005, thereafter 12.875%) (f).........   B                2,623,306      2,707,500
    1,000,000   Metromedia Fiber Network, Inc., 10.00% Sr
                  Note 12-15-2009............................   B+                 992,604        930,000
    1,500,000   Metromedia Fiber Network, Inc., 10.00% Sr
                  Note Ser B 11-15-2008......................   B+               1,500,000      1,395,000
    1,500,000   Spectrasite Holdings, Inc., 10.75% Sr Note
                  Ser B 3-15-2010............................   B-               1,305,537      1,511,250
    1,500,000   Telewest plc, 11.00% Sr Disc Deb 10-1-2007...   B+               1,453,125      1,451,250
    2,750,000   Williams Communications Group, Inc., 11.875%
                  Sr Note 8-1-2010...........................   B+               2,161,417      2,557,500
                                                                              ------------   ------------
                                                                                16,589,742     16,997,813
                                                                              ------------   ------------
                INFORMATION-TELECOMMUNICATIONS
                SATELLITE-1.61%
    2,000,000   EchoStar Broadband Corp., 10.375% Sr Note
                  10-1-2007 (g)..............................   B                2,000,000      2,090,000
                                                                              ------------   ------------
                INFORMATION-WIRED TELECOMMUNICATIONS
                CARRIERS-11.45%
    2,000,000   Allegiance Telecom, Inc., 12.875% Sr Note
                  5-15-2008..................................   B                1,993,418      2,120,000
    1,500,000   Focal Communications Corp., 11.875% Sr Note
                  Ser B 1-15-2010............................   B-               1,489,847      1,320,000
    2,500,000   Hyperion Telecommunications, 12.25% Sr Note
                  Ser B 9-1-2004.............................   BB-              2,623,064      2,462,500
    2,150,000   Intermedia Communications, Inc., 8.50% Sr
                  Note Ser B 1-15-2008.......................   B                2,146,155      1,956,500
    2,250,000   Intermedia Communications, Inc., 9.74% Sr
                  Disc Note Ser B 7-15-2007 (Zero coupon
                  through 7-15-2002, thereafter 11.25%)
                  (f)........................................   B                2,097,939      1,800,000
    1,500,000   Madison River Communications, 13.25% Sr Note
                  3-1-2010...................................   CCC+             1,480,483      1,095,000
      750,000   McLeod USA, Inc. 11.375% Sr Note 1-1-2009....   B+                 750,000        795,000
    2,000,000   Nextlink Communications, Inc., 10.50% Sr Note
                  12-1-2009..................................   B                2,000,000      1,820,000
    2,750,000   Nextlink Communications, Inc., 12.99% Sr Disc
                  Note 12-1-2009 (Zero coupon through
                  12-1-2004, thereafter 12.125%) (f).........   B                1,668,708      1,512,500
                                                                              ------------   ------------
                                                                                16,249,614     14,881,500
                                                                              ------------   ------------
                INFORMATION-WIRELESS TELECOMMUNICATIONS
                CARRIERS-9.87%
    1,250,000   Dobson Communications Corp., 10.875% Sr Note
                  7-1-2010...................................   B                1,240,903      1,318,750
    1,500,000   Grupo Iusacell S.A. de C.V., 14.25% Sr Note
                  12-1-2006..................................   B+               1,536,185      1,635,000
    1,500,000   Microcell Telecommunications, Inc., 11.80% Sr
                  Disc Note Ser B 6-1-2006 (Zero coupon
                  through 12-1-2001, thereafter 14.00%)
                  (f)........................................   B3*              1,467,808      1,492,500
    1,500,000   Nextel Communications, Inc., 11.65% Sr Disc
                  Note 9-15-2007 (Zero coupon through
                  9-15-2002, thereafter 10.65%) (f)..........   B                1,218,055      1,267,500
    1,000,000   Nextel Communications, Inc., 9.375% Sr Note
                  11-15-2009.................................   B                  960,338        990,000
    1,500,000   PTC International Finance II S.A., 11.25% Sr
                  Sub Note 12-1-2009.........................   B+               1,351,239      1,500,000
    4,000,000   Telecorp PCS, Inc., 11.625% Sr Sub Disc Note
                  4-15-2009 (Zero coupon through 4-15-2004,
                  thereafter 11.625%) (f)....................   B3*              2,817,504      2,910,000
    1,504,426   Voicestream Wireless Corp., 10.375% Sr Note
                  11-15-2009.................................   B-               1,384,250      1,718,807
                                                                              ------------   ------------
                                                                                11,976,282     12,832,557
                                                                              ------------   ------------
                MACHINERY MANUFACTURING-INDUSTRIAL MACHINERY
                -0.48%
      750,000   Better Minerals & Aggregates, 13.00% Sr Sub
                  Note 9-15-2009.............................   B-                 750,000        618,750
                                                                              ------------   ------------

--------------------------------------------------------------------------------

                                                                 Standard
    Principal                                                    & Poor's                       Market
     Amount                                                       Rating        Cost (a)      Value (b)
   -----------                                                  -----------   ------------   ------------
                MANUFACTURING-SOAP, CLEANING COMPOUND, TOILET
                -1.53%
   $1,250,000   Chattem, Inc., 12.75% Sr Sub Note Ser B
                  6-15-2004..................................   B-            $  1,251,106   $  1,212,500
      750,000   French Fragrances, Inc., 11.75% Sr Secured
                  Note 2-1-2011 (e)..........................   B+                 750,000        780,000
                                                                              ------------   ------------
                                                                                 2,001,106      1,992,500
                                                                              ------------   ------------
                PETROLEUM AND COAL-OIL AND GAS
                EXTRACTION-2.61%
    1,250,000   Nuevo Energy Co., 9.375% Sr Sub Note
                  10-1-2010 (g)..............................   B+               1,250,000      1,243,750
    1,000,000   Pioneer Natural Resources Co., 9.625% Sr Note
                  4-1-2010...................................   BB+                996,649      1,094,765
    1,000,000   Swift Energy Co., 10.25% Sr Sub Note
                  8-1-2009...................................   B                1,005,476      1,050,000
                                                                              ------------   ------------
                                                                                 3,252,125      3,388,515
                                                                              ------------   ------------
                PRINTING AND RELATED SUPPORT ACTIVITIES-2.44%
    1,500,000   Cadmus Communications Corp., 9.75% Sr Sub
                  Note 6-1-2009..............................   B                1,500,000      1,365,000
    2,250,000   Mail-Well I Corp., 8.75% Sr Sub Note Ser B
                  12-15-2008.................................   B+               2,250,000      1,811,250
                                                                              ------------   ------------
                                                                                 3,750,000      3,176,250
                                                                              ------------   ------------
                RECREATION-AMUSEMENT PARKS AND ARCADES-1.92%
    3,250,000   Six Flags, Inc., 11.67% Sr Disc Note
                  4-1-2008 (Zero coupon through 4-1-2003,
                  thereafter 10.00%) (f).....................   B                2,368,687      2,502,500
                                                                              ------------   ------------
                RECREATION-GAMBLING INDUSTRIES-7.63%
    1,500,000   Argosy Gaming Co., 10.75% Sr Note 6-1-2009...   B                1,500,000      1,597,500
    1,700,000   Boyd Gaming Corp., 9.50% Sr Sub Note
                  7-15-2007..................................   B+               1,490,784      1,479,000
      750,000   Mandalay Resort Group, 10.25% Sr Sub Note Ser
                  B 8-1-2007.................................   BB-                750,000        765,000
    1,500,000   Mandalay Resort Group, 7.625% Sr Sub Deb
                  7-15-2013..................................   BB-              1,299,931      1,196,250
    2,000,000   Park Place Entertainment Corp., 9.375% Sr Sub
                  Note 2-15-2007.............................   BB+              1,972,201      2,087,500
    1,500,000   Station Casinos, Inc., 8.875% Sr Sub Note
                  12-1-2008..................................   B+               1,413,060      1,500,000
    1,250,000   Station Casinos, Inc., 9.875% Sr Sub Note
                  7-1-2010...................................   B+               1,245,252      1,301,563
                                                                              ------------   ------------
                                                                                 9,671,228      9,926,813
                                                                              ------------   ------------
                RETAIL-ELECTRONIC SHOPPING AND MAIL-ORDER
                HOUSES-0.75%
    1,000,000   Shop at Home, Inc., 11.00% Sr Secured Note
                  4-1-2005...................................   CCC+             1,000,000        971,250
                                                                              ------------   ------------
                TRANSPORTATION-RAIL-0.61%
      750,000   Kansas City Southern RY, 9.50% Sr Note
                  10-1-2008 (g)..............................   BB-                750,000        787,500
                                                                              ------------   ------------
                UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                AND DISTRIBUTION-2.81%
    2,000,000   AES Corp., 9.50% Sr Note 6-1-2009............   BB               1,909,431      2,115,000
    1,500,000   Calpine Corp., 8.625% Sr Note 8-15-2010......   BB+              1,470,069      1,544,055
                                                                              ------------   ------------
                                                                                 3,379,500      3,659,055
                                                                              ------------   ------------
                UTILITIES-WATER, SEWAGE AND OTHER
                SYSTEMS-1.13%
    1,500,000   Azurix Corp., 10.75% Sr Note Ser B
                  2-15-2010..................................   BB               1,393,120      1,462,500
                                                                              ------------   ------------
                WOOD PRODUCT MANUFACTURING-ENGINEERED WOOD
                -0.98%
    1,250,000   Doman Industries Ltd., 12.00% Sr Sub Note
                  7-1-2004...................................   B+               1,227,927      1,271,875
                                                                              ------------   ------------
                TOTAL CORPORATE BONDS - NON-INVESTMENT
                  GRADE......................................                 $128,000,070   $117,614,346
                                                                              ============   ============

COMMON STOCKS AND WARRANTS-1.42%
--------------------------------------------------------------------------------

                                                                                  Market
     Shares                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                APPAREL MANUFACTURING-CUT AND SEW
                APPAREL-0.04%
        1,250   Hosiery Corp. of America, Inc.
                  Class A (a)(e).............................   $     21,150   $     50,000
                                                                ------------   ------------
                ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
                DATABASE PUBLISHERS-0.00%
        5,542   Marvel Enterprises, Inc.
                  Class A (Warrants) (a).....................        380,278             55
        9,387   Marvel Enterprises, Inc.
                  Class C (Warrants) (a).....................      1,288,210             94
                                                                ------------   ------------
                                                                   1,668,488            149
                                                                ------------   ------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
January 31, 2001 (Unaudited)

COMMON STOCKS AND WARRANTS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Market
     Shares                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                INFORMATION-OTHER TELECOMMUNICATIONS-0.66%
          750   @Track Communications,
                  Inc. (Warrants) (a)(e).....................   $     13,125   $        844
       12,800   Powertel, Inc. (Warrants) (a)(e).............         94,118        855,181
                                                                ------------   ------------
                                                                     107,243        856,025
                                                                ------------   ------------
                INFORMATION-WIRELESS TELECOMMUNICATIONS
                CARRIERS-0.23%
        1,000   Adelphia Business Solutions,
                  Inc. (Warrants) (a)(e).....................         20,000         54,125
       10,798   Telus Corp. (Warrants) (a)(e)................         76,725        248,345
                                                                ------------   ------------
                                                                      96,725        302,470
                                                                ------------   ------------
                PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
                AND RELATED-0.49%
        3,750   Splitrock Service (Warrants) (a)(e)..........         46,195        643,125
                                                                ------------   ------------
                TOTAL COMMON STOCKS AND WARRANTS.............      1,939,801      1,851,769
                                                                ------------   ------------
                TOTAL LONG-TERM INVESTMENTS..................   $132,189,871   $122,109,865
                                                                ============   ============

SHORT-TERM INVESTMENTS-3.91%
--------------------------------------------------------------------------------

    Principal                                                      Market
     Amount                                                      Value (b)
   -----------                                                  ------------
                FINANCE-CONSUMER LENDING-3.15%
   $4,099,000   Associates Corp. Master Variable Rate Note,
                  Current rate -- 5.96%......................   $  4,099,000
                                                                ------------
                FINANCE-DEPOSITORY CREDIT BANKING-0.76%
      980,722   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 5.96%........        980,722
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................      5,079,722
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $137,269,593)(b)...........................   $127,189,587
                                                                ============

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 2001, the cost of securities for federal income tax purposes was $137,306,156 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  6,441,226
Unrealized depreciation.....................................   (16,557,795)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(10,116,569)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.64% of net assets as of January 31, 2001.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par    Security                                  Cost Basis
---------------  ----------    --------                                  ----------
1997                     750   @Track Communications, Inc. (Warrants) -
                                 144A                                    $    13,125
1997                   1,000   Adelphia Business Solutions, Inc.
                                 (Warrants) - 144A                            20,000
2001               1,250,000   American Tower Corp. due 2009 - 144A        1,250,000
1996-1997         10,117,492   Australis Media Ltd. (with warrants) due
                                 2003                                      7,594,969
2001               1,350,000   eKabel Hessen GMBH due 2010 - 144A          1,259,172
2001                 750,000   French Fragrances, Inc. due 2011 - 144A       750,000
1994                   1,250   Hosiery Corp. of America, Inc. Class A -
                                 144A                                         21,150
1997                  12,800   Powertel, Inc. (Warrants) - 144A               94,118
1998                   3,750   Splitrock Service (Warrants) - 144A            46,195
1996                  10,798   Telus Corp. (Warrants) - 144A                  76,725

The aggregate value of these securities at January 31, 2001, was $5,222,159, which represents 4.02% of total net assets.

 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2001, was $12,273,108, which represents 9.44% of total net assets.
  * Moody's Rating

FORTIS BOND FUNDS

Statements of Assets and Liabilities
(Unaudited)

January 31, 2001

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT   STRATEGIC
                                                      SECURITIES        INCOME      HIGH YIELD
                                                         FUND            FUND        PORTFOLIO
                                                    ---------------   ---------      ---------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $236,768,230; $26,718,900; and $137,269,593;
    respectively) (Note 1)........................    $247,193,085   $26,562,305   $127,189,587
  Collateral for securities lending transactions
    (Note 1)......................................      60,074,781            --             --
  Receivables:
    Investment securities sold....................          11,791            --      3,328,000
    Interest and dividends........................       2,566,147       468,947      2,968,786
    Subscriptions of capital stock................              --            --         45,947
  Deferred registration costs (Note 1)............          34,306        26,422         24,386
  Deferred organizational costs (Note 1)..........              --        11,885             --
  Prepaid expenses................................           5,883         4,389          1,097
                                                      ------------   -----------   ------------
TOTAL ASSETS......................................     309,885,993    27,073,948    133,557,803
                                                      ------------   -----------   ------------
LIABILITIES:
  Cash portion of dividends payable...............         300,473         7,000        369,161
  Payable upon return of securities loaned
    (Note 1)......................................      60,074,781            --             --
  Payable for investment securities purchased.....              --            --      2,949,187
  Redemptions of capital stock....................          51,794            --         90,630
  Payable for investment advisory and management
    fees (Note 2).................................         152,082        18,281         79,651
  Payable for distribution fees (Note 2)..........           1,477            --          4,216
  Accounts payable and accrued expenses...........          37,028         6,905         33,462
                                                      ------------   -----------   ------------
TOTAL LIABILITIES.................................      60,617,635        32,186      3,526,307
                                                      ------------   -----------   ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share -- authorized 10,000,000,
    10,000,000,000, and 10,000,000 shares,
    respectively..................................     310,132,690    29,711,838    192,108,975
  Unrealized appreciation (depreciation) of
    investments...................................      10,424,855      (156,595)   (10,080,006)
  Undistributed net investment income.............         318,880            13         92,799
  Accumulated net realized loss from sale of
    investments...................................     (71,608,067)   (2,513,494)   (52,090,272)
                                                      ------------   -----------   ------------
TOTAL NET ASSETS..................................    $249,268,358   $27,041,762   $130,031,496
                                                      ============   ===========   ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of
    $47,240,054; $25,113,408; and $80,505,797;
    respectively and 5,076,929; 2,818,326; and
    13,605,041 shares outstanding; respectively)..           $9.30         $8.91          $5.92
                                                      ============   ===========   ============
  Class B shares (based on net assets of
    $4,641,593; $692,537; and $13,342,596;
    respectively and 500,322; 77,746; and
    2,252,425 shares outstanding; respectively)...           $9.28         $8.91          $5.92
                                                      ============   ===========   ============
  Class C shares (based on net assets of
    $1,599,002; $198,396; and $3,886,382;
    respectively and 172,385; 22,257; and 657,220
    shares outstanding; respectively).............           $9.28         $8.91          $5.91
                                                      ============   ===========   ============
  Class E shares (based on net assets of
    $186,675,010; $0; and $0; respectively and
    20,071,608; 0; and 0 shares outstanding;
    respectively).................................           $9.30            --             --
                                                      ============   ===========   ============
  Class H shares (based on net assets of
    $9,112,699; $1,037,421; and $32,296,721;
    respectively and 982,627; 116,495; and
    5,456,324 shares outstanding; respectively)...           $9.27         $8.91          $5.92
                                                      ============   ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

(Unaudited)

For the Six-Month Period Ended January 31, 2001

--------------------------------------------------------------------------------

                                                    U.S. GOVERNMENT   STRATEGIC
                                                      SECURITIES       INCOME      HIGH YIELD
                                                         FUND           FUND       PORTFOLIO
                                                    ---------------   ---------    ---------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................    $ 8,421,791    $1,189,338   $ 7,179,476
    Dividend income...............................             --            --        86,198
    Fee income (Note 1)...........................         19,361            --            --
                                                      -----------    ----------   -----------
  Total income....................................      8,441,152     1,189,338     7,265,674
                                                      -----------    ----------   -----------
  Expenses:
    Investment advisory and management fees
     (Note 2).....................................        886,697       101,920       479,193
    Distribution fees (Class A) (Note 2)..........         57,466        29,547       137,485
    Distribution fees (Class B) (Note 2)..........         22,604         3,654        69,874
    Distribution fees (Class C) (Note 2)..........          7,957           954        19,408
    Distribution fees (Class H) (Note 2)..........         43,838         4,603       166,537
    Registration fees.............................         25,710        18,148        22,685
    Shareholders' notices and reports.............         27,071         2,521        19,660
    Legal and auditing fees (Note 2)..............         18,627         6,654        14,619
    Custodian fees................................          6,049         1,008         4,537
    Directors' fees and expenses..................          7,662           580         3,630
    Amortization of organization costs............             --         3,279            --
    Other.........................................          8,570           693         5,344
                                                      -----------    ----------   -----------
  Total expenses..................................      1,112,251       173,561       942,972
                                                      -----------    ----------   -----------
  Less reimbursable expenses (Note 2).............             --       (25,710)           --
                                                      -----------    ----------   -----------
  Net Expenses....................................      1,112,251       147,851       942,972
                                                      -----------    ----------   -----------
NET INVESTMENT INCOME.............................      7,328,901     1,041,487     6,322,702
                                                      -----------    ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
    Net realized gain (loss) from security
     transactions.................................      2,164,441      (942,282)   (7,066,050)
    Net change in unrealized appreciation of
     investments..................................      9,927,393     1,244,877     4,082,061
                                                      -----------    ----------   -----------
NET GAIN (LOSS) ON INVESTMENTS....................     12,091,834       302,595    (2,983,989)
                                                      -----------    ----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    $19,420,735    $1,344,082   $ 3,338,713
                                                      ===========    ==========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                    FOR THE SIX-MONTH
                                                      PERIOD ENDED        FOR THE
                                                    JANUARY 31, 2001    YEAR ENDED
                                                       (UNAUDITED)     JULY 31, 2000
                                                    -----------------  -------------
OPERATIONS:
  Net investment income...........................     $  7,328,901    $ 15,509,546
  Net realized gain (loss) from security
    transactions..................................        2,164,441      (8,494,120)
  Net change in unrealized appreciation on
    investments in securities.....................        9,927,393       4,693,992
                                                       ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................       19,420,735      11,709,418
                                                       ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................       (1,344,543)     (2,557,139)
    Class B.......................................         (116,756)       (215,280)
    Class C.......................................          (41,447)       (124,720)
    Class E.......................................       (5,671,049)    (12,008,659)
    Class H.......................................         (226,496)       (468,809)
                                                       ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (7,400,291)    (15,374,607)
                                                       ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (744,780 and 1,110,496 shares)........        6,731,554       9,847,313
    Class B (85,831 and 122,246 shares)...........          779,495       1,080,047
    Class C (181,974 and 57,680 shares)...........        1,666,947         507,372
    Class E (381,404 and 776,447 shares)..........        3,444,386       6,846,258
    Class H (131,231 and 265,462 shares)..........        1,183,399       2,351,553
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (114,022 and 218,565 shares)..........        1,037,288       1,932,441
    Class B (11,167 and 20,958 shares)............          101,267         184,777
    Class C (4,226 and 9,640 shares)..............           38,296          84,905
    Class E (461,156 and 987,089 shares)..........        4,191,372       8,724,268
    Class H (19,556 and 40,598 shares)............          177,345         357,814
  Less cost of repurchase of shares
    Class A (705,999 and 1,902,722 shares)........       (6,400,822)    (16,855,020)
    Class B (79,330 and 186,544 shares)...........         (721,371)     (1,646,906)
    Class C (195,580 and 229,546 shares)..........       (1,789,678)     (2,010,287)
    Class E (1,608,562 and 9,289,894 shares)......      (14,527,401)    (82,306,339)
    Class H (113,067 and 509,388 shares)..........       (1,019,632)     (4,482,745)
                                                       ------------    ------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (5,107,555)    (75,384,549)
                                                       ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........        6,912,889     (79,049,738)
NET ASSETS:
  Beginning of period.............................      242,355,469     321,405,207
                                                       ------------    ------------
  End of period (includes undistributed net
    investment income of $318,880 and $390,270,
    respectively).................................     $249,268,358    $242,355,469
                                                       ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                    FOR THE SIX-MONTH
                                                      PERIOD ENDED        FOR THE
                                                    JANUARY 31, 2001    YEAR ENDED
                                                       (UNAUDITED)     JULY 31, 2000
                                                    -----------------  -------------
OPERATIONS:
  Net investment income...........................     $ 1,041,487      $ 1,867,029
  Net realized loss from security transactions....        (942,282)        (765,242)
  Net change in unrealized appreciation
    (depreciation) of investments in securities...       1,244,877          (63,127)
                                                       -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................       1,344,082        1,038,660
                                                       -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................        (972,023)      (1,785,876)
    Class B.......................................         (27,583)         (57,026)
    Class C.......................................          (7,199)         (14,523)
    Class H.......................................         (34,818)         (56,278)
                                                       -----------      -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............      (1,041,623)      (1,913,703)
                                                       -----------      -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (270,160 and 86,532 shares)...........       2,367,613          775,496
    Class B (8,235 and 19,785 shares).............          71,392          177,599
    Class C (965 and 5,895 shares)................           8,231           53,196
    Class H (50,653 and 38,704 shares)............         435,999          345,855
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (110,666 and 196,209 shares)..........         957,306        1,756,547
    Class B (2,528 and 5,164 shares)..............          21,889           46,249
    Class C (586 and 1,148 shares)................           5,072           10,297
    Class H (2,125 and 3,045 shares)..............          18,359           27,272
  Less cost of repurchase of shares
    Class A (179,607 and 94,045 shares)...........      (1,576,899)        (840,367)
    Class B (24,371 and 22,693 shares)............        (211,495)        (203,545)
    Class C (770 and 9,526 shares)................          (6,565)         (85,695)
    Class H (28,110 and 32,038 shares)............        (244,445)        (286,909)
                                                       -----------      -----------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       1,846,457        1,775,995
                                                       -----------      -----------
TOTAL INCREASE IN NET ASSETS......................       2,148,916          900,952
NET ASSETS:
  Beginning of period.............................      24,892,846       23,991,894
                                                       -----------      -----------
  End of period (includes undistributed net
    investment income of $13 and $149,
    respectively).................................     $27,041,762      $24,892,846
                                                       ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                                    FOR THE SIX-MONTH
                                                      PERIOD ENDED        FOR THE
                                                    JANUARY 31, 2001    YEAR ENDED
                                                       (UNAUDITED)     JULY 31, 2000
                                                    -----------------  -------------
OPERATIONS:
  Net investment income...........................     $  6,322,702    $ 14,754,964
  Net realized loss from security transactions....       (7,066,050)    (19,047,717)
  Net change in unrealized appreciation of
    investments in securities.....................        4,082,061       3,067,238
                                                       ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        3,338,713      (1,225,515)
                                                       ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................       (4,075,871)     (8,382,825)
    Class B.......................................         (674,840)     (1,557,448)
    Class C.......................................         (187,544)       (422,659)
    Class H.......................................       (1,608,478)     (3,734,428)
                                                       ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (6,546,733)    (14,097,360)
                                                       ------------    ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,109,441 and 2,013,364 shares)......        6,344,641      12,910,014
    Class B (136,917 and 283,547 shares)..........          803,314       1,811,572
    Class C (19,784 and 74,804 shares)............          113,702         481,045
    Class H (318,709 and 763,153 shares)..........        1,878,740       4,885,686
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (514,022 and 936,073 shares)..........        2,941,379       5,941,152
    Class B (54,870 and 108,828 shares)...........          314,389         691,570
    Class C (28,966 and 57,988 shares)............          165,749         367,777
    Class H (138,725 and 275,130 shares)..........          794,197       1,748,051
  Less cost of repurchase of shares
    Class A (1,601,338 and 5,403,127 shares)......       (9,261,030)    (34,622,273)
    Class B (459,760 and 1,293,030 shares)........       (2,655,544)     (8,277,560)
    Class C (89,544 and 343,647 shares)...........         (520,832)     (2,200,198)
    Class H (970,783 and 3,535,047 shares)........       (5,621,948)    (22,677,595)
                                                       ------------    ------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       (4,703,243)    (38,940,759)
                                                       ------------    ------------
TOTAL DECREASE IN NET ASSETS......................       (7,911,263)    (54,263,634)
NET ASSETS:
  Beginning of period.............................      137,942,759     192,206,393
                                                       ------------    ------------
  End of period (includes undistributed net
    investment income of $92,799 and $316,830,
    respectively).................................     $130,031,496    $137,942,759
                                                       ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUND

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and Fortis High Yield Portfolio ("High Yield") is a fund within the Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each fund are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) investment and non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the fund's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the fund's investment adviser, do not subject the fund to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional funds in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and Fortis High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class A and E shares are sold with a front-end sales charge. For U.S. Government Fund, Class E shares are only available to existing shareholders on November 14, 1994. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Fund and the Strategic Income Fund have entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a "dollar roll".

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long term bond premium, and market discount.

   For the period ended January 31, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
   -----------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $119,868,621    $122,228,459
   Strategic Income Fund........................       9,123,698       6,775,334
   High Yield Portfolio.........................      43,739,466      51,852,823

   LENDING OF PORTFOLIO SECURITIES: At January 31, 2001, securities valued at $58,486,240 were on loan to brokers from U.S. Government Securities Fund. For collateral, the Fund's custodian received $60,074,781 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $19,361

--------------------------------------------------------------------------------
   for U.S. Government Securities Fund for the period ended January 31, 2001. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs will be amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   For federal income tax purposes U.S. Government had a capital loss carryover of $73,772,508, Strategic Income had $1,571,212 and High Yield had $45,024,222 at July 31, 2000, which, if not offset by subsequent capital gains, will expire in 2002 through 2009. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or paid in cash.

   ILLIQUID SECURITIES: At January 31, 2001, investments in securities for the Strategic Income Fund and High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2001, was $1,221,998 for Strategic Income and $5,222,159 for High Yield which represents 4.52% and 4.02% of net assets respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   HIGH-YIELD DEBT SECURITIES: Although High Yield and Strategic Income have diversified portfolios, the funds have 90.45% and 42.32% of total net assets invested in non-investment grade (high-yield) and comparable quality unrated high-yield securities. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty of rising interest rates.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the fund's financial position, statements of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the funds. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of average daily net assets in excess of $50 million for U.S. Government, Strategic Income, and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and 1.00% of average daily net assets for U..S. Government, Strategic Income and High Yield Class B, C and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of

FORTIS BOND FUND

(Unaudited)

--------------------------------------------------------------------------------
   selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                    Class A    Class B    Class C    Class H    Class E
   ----------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund..............    $62,508    $ 4,597     $224      $ 8,677    $33,751
   Strategic Income Fund........................      5,475      1,335        5          754         --
   Fortis High Yield Portfolio..................     33,262     19,981       93       49,999         --

   Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) commencing December 1, 1997 to 1.10% of average daily net assets for Class A and 1.85% for Classes B, C and H. During the six-month period ended January 31, 2001, Advisers waived $25,710 of its advisory fee.

   For the period ended January 31, 2001, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                    Amount
   -------------------------------------------------------
   U.S. Government Securities Fund..............    $4,285
   Strategic Income Fund........................       378
   High Yield Portfolio.........................     2,773

3. PENDING ACQUISITION: On January 25, 2001, Fortis, Inc. agreed to sell (the "Sale") all the stock in its wholly owned subsidiary, Fortis Advisers, Inc. ("Fortis Advisers") to Hartford Life and Accident Insurance Company ("Hartford Life"), a subsidiary of Hartford Financial Services Group, Inc. ("The Hartford"). The Hartford is a leading insurance and financial services company. The Sale is subject to the satisfaction of various conditions. Upon completion of the Sale, The Hartford will own and control Fortis Advisers and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Fortis Advisers is the investment advisor for the Fortis Funds (the "Funds") and Fortis Investors is the principal distributor of the Funds. They expect to enter into new investment advisory and subadvisory agreements and new distribution agreements as a result of the Sale. These changes will require approvals by the Funds' boards of directors and shareholders to the extent required by law.

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Funds was as follows:

                                                                       Class E
                                           ---------------------------------------------------------------
                                                                 Year Ended July 31,
                                           ---------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   8.86   $   8.96   $   9.30   $   9.16   $   8.87   $   9.02
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .28        .52        .49        .52        .54        .60
  Net realized and unrealized gain
    (loss) on investments...............        .44       (.10)      (.34)       .14        .32       (.15)
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .72        .42        .15        .66        .86        .45
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........       (.28)      (.52)      (.49)      (.52)      (.54)      (.60)
  Excess distributions of net realized
    gains...............................         --         --         --         --       (.03)        --
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....       (.28)      (.52)      (.49)      (.52)      (.57)      (.60)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $   9.30   $   8.86   $   8.96   $   9.30   $   9.16   $   8.87
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       8.23%      4.91%      1.56%      7.42%     10.07%      5.08%
Net assets end of period (000s
  omitted)..............................   $186,675   $184,520   $254,096   $285,060   $324,643   $388,006
Ratio of expenses to average daily net
  assets................................        .79%*      .79%       .78%       .79%       .81%       .81%
Ratio of net investment income to
  average daily net assets..............       6.05%*     5.96%      5.32%      5.62%      6.08%      6.59%
Portfolio turnover rate.................         51%       181%        75%       118%       161%        75%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

                                                                    Class A
                                           ---------------------------------------------------------
                                                              Year Ended July 31,
                                           ---------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  8.86   $  8.96   $  9.30   $  9.16   $  8.87   $  9.02
                                           -------   -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .27       .50       .47       .50       .52       .58
  Net realized and unrealized gain
    (loss) on investments...............       .44      (.10)     (.34)      .14       .32      (.15)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .71       .40       .13       .64       .84       .43
                                           -------   -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.27)     (.50)     (.47)     (.50)     (.52)     (.58)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.03)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.27)     (.50)     (.47)     (.50)     (.55)     (.58)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  9.30   $  8.86   $  8.96   $  9.30   $  9.16   $  8.87
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      8.08%     4.62%     1.30%     7.14%     9.77%     4.78%
Net assets end of period (000s
  omitted)..............................   $47,240   $43,620   $49,274   $52,439   $59,128   $67,707
Ratio of expenses to average daily net
  assets................................      1.04%*    1.04%     1.03%     1.04%     1.06%     1.06%
Ratio of net investment income to
  average daily net assets..............      5.80%*    5.71%     5.07%     5.37%     5.83%     6.34%
Portfolio turnover rate.................        51%      181%       75%      118%      161%       75%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                                    Class B
                                           ---------------------------------------------------------
                                                              Year Ended July 31,
                                           ---------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  8.83   $  8.94   $  9.28   $  9.14   $  8.86   $  9.02
                                           -------   -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .24       .43       .40       .43       .46       .51
  Net realized and unrealized gain
    (loss) on investments...............       .44      (.10)     (.34)      .14       .31      (.15)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .68       .33       .06       .57       .77       .36
                                           -------   -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.23)     (.44)     (.40)     (.43)     (.47)     (.52)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.02)       --
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.23)     (.44)     (.40)     (.43)     (.49)     (.52)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  9.28   $  8.83   $  8.94   $  9.28   $  9.14   $  8.86
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      7.85%     3.79%      .53%     6.40%     8.95%     4.00%
Net assets end of period (000s
  omitted)..............................   $ 4,642   $ 4,264   $ 4,703   $ 3,161   $ 2,826   $ 2,314
Ratio of expenses to average daily net
  assets................................      1.79%*    1.79%     1.78%     1.79%     1.81%     1.81%
Ratio of net investment income to
  average daily net assets..............      5.05%*    4.96%     4.32%     4.62%     5.08%     5.45%
Portfolio turnover rate.................        51%      181%       75%      118%      161%       75%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS BOND FUND

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                                   Class C
                                           -------------------------------------------------------
                                                             Year Ended July 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**    2000     1999      1998      1997      1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $8.83    $ 8.93   $  9.27   $  9.13   $  8.85   $  9.01
                                           ------   ------   -------   -------   -------   -------
Operations:
  Investment income - net...............     .24       .44       .40       .43       .46       .51
  Net realized and unrealized gain
    (loss) on investments...............     .44      (.10)     (.34)      .14       .31      (.15)
                                           ------   ------   -------   -------   -------   -------
Total from operations...................     .68       .34       .06       .57       .77       .36
                                           ------   ------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........    (.23)     (.44)     (.40)     (.43)     (.47)     (.52)
  Excess distributions of net realized
    gains...............................      --        --        --        --      (.02)       --
                                           ------   ------   -------   -------   -------   -------
Total distributions to shareholders.....    (.23)     (.44)     (.40)     (.43)     (.49)     (.52)
                                           ------   ------   -------   -------   -------   -------
Net asset value, end of period..........   $9.28    $ 8.83   $  8.93   $  9.27   $  9.13   $  8.85
                                           ------   ------   -------   -------   -------   -------
Total Return @..........................    7.85%     3.91%      .52%     6.41%     8.96%     4.00%
Net assets end of period (000s
  omitted)..............................   $1,599   $1,606   $ 3,071   $ 1,267   $ 1,444   $ 1,057
Ratio of expenses to average daily net
  assets................................    1.79%*    1.79%     1.78%     1.79%     1.81%     1.81%
Ratio of net investment income to
  average daily net assets..............    5.05%*    4.93%     4.32%     4.62%     5.07%     5.59%
Portfolio turnover rate.................      51%      181%       75%      118%      161%       75%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                                   Class H
                                           -------------------------------------------------------
                                                             Year Ended July 31,
                                           -------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND            2001**    2000     1999      1998      1997      1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $8.83    $ 8.94   $  9.28   $  9.14   $  8.86   $  9.02
                                           ------   ------   -------   -------   -------   -------
Operations:
  Investment income - net...............     .23       .43       .40       .43       .46       .51
  Net realized and unrealized gain
    (loss) on investments...............     .44      (.10)     (.34)      .14       .31      (.15)
                                           ------   ------   -------   -------   -------   -------
Total from operations...................     .67       .33       .06       .57       .77       .36
                                           ------   ------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........    (.23)     (.44)     (.40)     (.43)     (.47)     (.52)
  Excess distributions of net realized
    gains...............................      --        --        --        --      (.02)       --
                                           ------   ------   -------   -------   -------   -------
Total distributions to shareholders.....    (.23)     (.44)     (.40)     (.43)     (.49)     (.52)
                                           ------   ------   -------   -------   -------   -------
Net asset value, end of period..........   $9.27    $ 8.83   $  8.94   $  9.28   $  9.14   $  8.86
                                           ------   ------   -------   -------   -------   -------
Total Return @..........................    7.73%     3.79%      .53%     6.40%     8.94%     4.00%
Net assets end of period (000s
  omitted)..............................   $9,113   $8,345   $10,262   $10,816   $10,637   $10,120
Ratio of expenses to average daily net
  assets................................    1.79%*    1.79%     1.78%     1.79%     1.80%     1.81%
Ratio of net investment income to
  average daily net assets..............    5.05%*    4.96%     4.32%     4.62%     5.08%     5.52%
Portfolio turnover rate.................      51%      181%       75%      118%      161%       75%

*      Annualized.
**     For the six-month period ended January 31, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued): Selected per share historical data for each of the Series was as follows:

                                                          Class A
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                      2001**     2000      1999      1998+
--------------------------------------------------------------------------------
Net asset value, beginning of period....   $  8.82   $  9.14   $ 10.05   $ 10.00
                                           -------   -------   -------   -------
Operations:
  Investment income - net...............       .36       .69       .61       .42
  Net realized and unrealized gain
    (loss) on investments...............       .09      (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .45       .39      (.28)      .47
                                           -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.36)     (.71)     (.62)     (.42)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.36)     (.71)     (.63)     (.42)
                                           -------   -------   -------   -------
Net asset value, end of period..........   $  8.91   $  8.82   $  9.14   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      5.28%     4.43%    (2.86%)    4.77%
Net assets end of period (000s
  omitted)..............................   $25,113   $23,087   $22,207   $22,422
Ratio of expenses to average daily net
  assets (a)............................      1.10%*    1.10%     1.10%     1.10%*
Ratio of net investment income to
  average daily net assets (a)..........      8.21%*    7.71%     6.38%     6.22%*
Portfolio turnover rate.................        28%       67%       79%      136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to
       July 31, 1998.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.10% of average daily net assets for Class A. For the six-month period ended January 31, 2001, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.31% and 8.01% for Class A. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.34% and 7.47% for Class A. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.44% and 6.04% for Class A. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.39% and 5.93% for Class A.
**     For the six-month period ended January 31, 2001.

                                                          Class B
                                           -------------------------------------
                                                    Year Ended July 31,
                                           -------------------------------------
STRATEGIC INCOME FUND                      2001**     2000      1999      1998+
--------------------------------------------------------------------------------
Net asset value, beginning of period....   $  8.82   $  9.14   $ 10.05   $ 10.00
                                           -------   -------   -------   -------
Operations:
  Investment income - net...............       .33       .62       .54       .38
  Net realized and unrealized gain
    (loss) on investments...............       .09      (.30)     (.89)      .05
                                           -------   -------   -------   -------
Total from operations...................       .42       .32      (.35)      .43
                                           -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.33)     (.64)     (.55)     (.38)
  From net realized gains on
    investments.........................        --        --      (.01)       --
                                           -------   -------   -------   -------
Total distributions to shareholders.....      (.33)     (.64)     (.56)     (.38)
                                           -------   -------   -------   -------
Net asset value, end of period..........   $  8.91   $  8.82   $  9.14   $ 10.05
                                           -------   -------   -------   -------
Total Return @..........................      4.93%     3.63%    (3.58%)    4.31%
Net assets end of period (000s
  omitted)..............................   $   693   $   806   $   815   $   398
Ratio of expenses to average daily net
  assets (a)............................      1.85%*    1.85%     1.85%     1.85%*
Ratio of net investment income to
  average daily net assets (a)..........      7.46%*    6.96%     5.63%     5.73%*
Portfolio turnover rate.................        28%       67%       79%      136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to
       July 31, 1998.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.85% of average daily net assets for Class B. For the six-month period ended January 31, 2001, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.06% and 7.26% for Class B. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.09% and 6.72% for Class B. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.19% and 5.29% for Class B. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.14% and 5.44% for Class B.
**     For the six-month period ended January 31, 2001.

FORTIS BOND FUND

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                       Class C
                                           --------------------------------
                                                 Year Ended July 31,
                                           --------------------------------
STRATEGIC INCOME FUND                      2001**   2000     1999    1998+
---------------------------------------------------------------------------
Net asset value, beginning of period....   $8.83    $9.15   $10.05   $10.00
                                           ------   -----   ------   ------
Operations:
  Investment income - net...............     .32      .62      .55      .38
  Net realized and unrealized gain
    (loss) on investments...............     .09     (.30)    (.89)     .05
                                           ------   -----   ------   ------
Total from operations...................     .41      .32     (.34)     .43
                                           ------   -----   ------   ------
Distributions to shareholders:
  From investment income - net..........    (.33)    (.64)    (.55)    (.38)
  From net realized gains on
    investments.........................      --       --     (.01)      --
                                           ------   -----   ------   ------
Total distributions to shareholders.....    (.33)    (.64)    (.56)    (.38)
                                           ------   -----   ------   ------
Net asset value, end of period..........   $8.91    $8.83   $ 9.15   $10.05
                                           ------   -----   ------   ------
Total Return @..........................    4.81%    3.63%   (3.49%)   4.35%
Net assets end of period (000s
  omitted)..............................   $ 198    $ 190   $  219   $  194
Ratio of expenses to average daily net
  assets (a)............................    1.85%*   1.85%    1.85%    1.85%*
Ratio of net investment income to
  average daily net assets (a)..........    7.46%*   6.96%    5.63%    5.73%*
Portfolio turnover rate.................      28%      67%      79%     136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to
       July 31, 1998.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.85% of the average net assets for Class C. For the six-month period, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.06% and 7.26% for Class C. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.09% and 6.72% for Class C. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.19% and 5.29% for
       Class C. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.14% and 5.44% for Class C.
**     For the six-month period ended January 31, 2001.

                                                       Class H
                                           --------------------------------
                                                 Year Ended July 31,
                                           --------------------------------
STRATEGIC INCOME FUND                      2001**   2000     1999    1998+
---------------------------------------------------------------------------
Net asset value, beginning of period....   $8.82    $9.14   $10.05   $10.00
                                           ------   -----   ------   ------
Operations:
  Investment income - net...............     .33      .62      .54      .38
  Net realized and unrealized gain
    (loss) on investments...............     .09     (.30)    (.89)     .05
                                           ------   -----   ------   ------
Total from operations...................     .42      .32     (.35)     .43
                                           ------   -----   ------   ------
Distributions to shareholders:
  From investment income - net..........    (.33)    (.64)    (.55)    (.38)
  From net realized gains on
    investments.........................      --       --     (.01)      --
                                           ------   -----   ------   ------
Total distributions to shareholders.....    (.33)    (.64)    (.56)    (.38)
                                           ------   -----   ------   ------
Net asset value, end of period..........   $8.91    $8.82   $ 9.14   $10.05
                                           ------   -----   ------   ------
Total Return @..........................    4.93%    3.63%   (3.58%)   4.35%
Net assets end of period (000s
  omitted)..............................   $1,037   $ 810   $  751   $  355
Ratio of expenses to average daily net
  assets (a)............................    1.85%*   1.85%    1.85%    1.85%*
Ratio of net investment income to
  average daily net assets (a)..........    7.46%*   6.96%    5.63%    5.73%*
Portfolio turnover rate.................      28%      67%      79%     136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to July
       31, 1998.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for strategic Income Fund (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.85% of the average net assets for Class H. For the six-month period, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.06% and 7.26% for Class H. For the year ended July 31, 2000, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.09% and 6.72% for Class H. For the year ended July 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.19% and 5.29% for
       Class H. For the period December 1, 1997 to July 31, 1998, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 2.14% and 5.44% for Class H.
**     For the six-month period ended January 31, 2001.

--------------------------------------------------------------------------------

                                                                      Class A
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                       2001**     2000       1999       1998       1997      1996+
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  6.06   $  6.67   $   7.41   $   7.83   $   7.56   $   7.61
                                           -------   -------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .29       .60        .59        .73        .76        .56
  Net realized and unrealized gain
    (loss) on investments...............      (.13)     (.64)      (.72)      (.40)       .28       (.04)
                                           -------   -------   --------   --------   --------   --------
Total from operations...................       .16      (.04)      (.13)       .33       1.04        .52
                                           -------   -------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........      (.30)     (.57)      (.61)      (.75)      (.75)      (.55)
  Excess distributions of net realized
    gains...............................        --        --         --         --       (.02)      (.02)
                                           -------   -------   --------   --------   --------   --------
Total distributions to shareholders.....      (.30)     (.57)      (.61)      (.75)      (.77)      (.57)
                                           -------   -------   --------   --------   --------   --------
Net asset value, end of period..........   $  5.92   $  6.06   $   6.67   $   7.41   $   7.83   $   7.56
                                           -------   -------   --------   --------   --------   --------
Total Return @..........................      2.97%     (.57%)    (1.76%)     4.31%     14.51%      6.98%
Net assets end of period (000s
  omitted)..............................   $80,506   $82,279   $106,921   $113,549   $123,115   $109,401
Ratio of expenses to average daily net
  assets................................      1.19%*    1.17%      1.16%      1.17%      1.19%      1.21%*
Ratio of net investment income to
  average daily net assets..............      9.98%*    9.32%      8.54%      9.46%      9.84%      9.87%*
Portfolio turnover rate.................        66%       67%        46%       214%       331%       146%

*      Annualized.
**     For the six-month period ended January 31, 2001.
+      For the nine-month period ended July 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

                                                                      Class B
                                           -------------------------------------------------------------
                                                                Year Ended July 31,
                                           -------------------------------------------------------------
HIGH YIELD PORTFOLIO                       2001**     2000       1999       1998       1997      1996+
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  6.06   $  6.67   $   7.41   $   7.83   $   7.56   $   7.60
                                           -------   -------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .27       .56        .54        .68        .71        .53
  Net realized and unrealized gain
    (loss) on investments...............      (.13)     (.64)      (.72)      (.40)       .28       (.04)
                                           -------   -------   --------   --------   --------   --------
Total from operations...................       .14      (.08)      (.18)       .28        .99        .49
                                           -------   -------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........      (.28)     (.53)      (.56)      (.70)      (.70)      (.51)
  Excess distributions of net realized
    gains...............................        --        --         --         --       (.02)      (.02)
                                           -------   -------   --------   --------   --------   --------
Total distributions to shareholders.....      (.28)     (.53)      (.56)      (.70)      (.72)      (.53)
                                           -------   -------   --------   --------   --------   --------
Net asset value, end of period..........   $  5.92   $  6.06   $   6.67   $   7.41   $   7.83   $   7.56
                                           -------   -------   --------   --------   --------   --------
Total Return @..........................      2.59%    (1.29%)    (2.44%)     3.67%     13.80%      6.62%
Net assets end of period (000s
  omitted)..............................   $13,343   $15,279   $ 22,814   $ 28,935   $ 20,388   $ 12,067
Ratio of expenses to average daily net
  assets................................      1.84%*    1.82%      1.81%      1.82%      1.83%      1.86%*
Ratio of net investment income to
  average daily net assets..............      9.33%*    8.66%      7.90%      8.81%      9.24%      9.20%*
Portfolio turnover rate.................        66%       67%        46%       214%       331%       146%

*      Annualized.
**     For the six-month period ended January 31, 2001.
+      For the nine-month period ended July 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):

                                                                    Class C
                                           ---------------------------------------------------------
                                                              Year Ended July 31,
                                           ---------------------------------------------------------
HIGH YIELD PORTFOLIO                       2001**     2000      1999      1998      1997      1996+
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  6.05   $  6.66   $  7.40   $  7.82   $  7.55   $  7.59
                                           -------   -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .27       .56       .54       .68       .71       .53
  Net realized and unrealized gain
    (loss) on investments...............      (.13)     (.64)     (.72)     (.40)      .28      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .14      (.08)     (.18)      .28       .99       .49
                                           -------   -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.28)     (.53)     (.56)     (.70)     (.70)     (.51)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.02)     (.02)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.28)     (.53)     (.56)     (.70)     (.72)     (.53)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  5.91   $  6.05   $  6.66   $  7.40   $  7.82   $  7.55
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      2.60%    (1.29%)   (2.44%)    3.67%    13.82%     6.63%
Net assets end of period (000s
  omitted)..............................   $ 3,886   $ 4,224   $ 6,051   $ 8,641   $ 7,037   $ 3,378
Ratio of expenses to average daily net
  assets................................      1.84%*    1.82%     1.81%     1.82%     1.83%     1.86%*
Ratio of net investment income to
  average daily net assets..............      9.33%*    8.66%     7.90%     8.81%     9.26%     9.21%*
Portfolio turnover rate.................        66%       67%       46%      214%      331%      146%

*      Annualized.
**     For the six-month period ended January 31, 2001.
+      For the nine-month period ended July 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

                                                                    Class H
                                           ---------------------------------------------------------
                                                              Year Ended July 31,
                                           ---------------------------------------------------------
HIGH YIELD PORTFOLIO                       2001**     2000      1999      1998      1997      1996+
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  6.06   $  6.66   $  7.40   $  7.82   $  7.55   $  7.60
                                           -------   -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .27       .57       .54       .68       .71       .52
  Net realized and unrealized gain
    (loss) on investments...............      (.13)     (.64)     (.72)     (.40)      .28      (.04)
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .14      (.07)     (.18)      .28       .99       .48
                                           -------   -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........      (.28)     (.53)     (.56)     (.70)     (.70)     (.51)
  Excess distributions of net realized
    gains...............................        --        --        --        --      (.02)     (.02)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....      (.28)     (.53)     (.56)     (.70)     (.72)     (.53)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  5.92   $  6.06   $  6.66   $  7.40   $  7.82   $  7.55
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................      2.59%    (1.13%)   (2.44%)    3.67%    13.82%     6.48%
Net assets end of period (000s
  omitted)..............................   $32,297   $36,161   $56,420   $72,415   $63,789   $39,133
Ratio of expenses to average daily net
  assets................................      1.84%*    1.82%     1.81%     1.82%     1.83%     1.86%*
Ratio of net investment income to
  average daily net assets..............      9.33%*    8.66%     7.90%     8.81%     9.23%     9.21%*
Portfolio turnover rate.................        66%       67%       46%      214%      331%      146%

*      Annualized.
**     For the six-month period ended January 31, 2001.
+      For the nine-month period ended July 31, 1996
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        CONSULTANT, INTERNATIONAL FINANCIAL
                                           INSTITUTIONS, THE WILLIAM E. MAYER
                                           PROFESSOR OF FINANCE AND CHAIR,
                                           FINANCE DEPARTMENT, UNIVERSITY OF
                                           MARYLAND, COLLEGE PARK, MD
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

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                 [LOGO]

                 FORTIS

 Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group provides a wide selection of investment products including annuities, life insurance and mutual funds. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisers, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance Products issued by
Fortis Benefits Insurance Company
& Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164-0284                                     U.S. Postage
                                                                PAID
Fortis Bond Funds                                         Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

98754 -C- Fortis 3/01